UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                     ----------------------

                          SCUDDER INVESTMENTS VIT FUNDS
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 FEDERAL STREET
                                BOSTON, MA 02110
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                DANIEL O. HIRSCH
                            DEUTSCHE ASSET MANAGEMENT
                                ONE SOUTH STREET
                               BALTIMORE, MD 21202
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------

                     Date of reporting period: JUNE 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[OBJECT OMITTED]
SCUDDER
INVESTMENTS

Scudder VIT Small Cap Index Fund



Class A and B Shares

Semiannual Report
June 30, 2003

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO SHAREHOLDERS .......................................... 3
PERFORMANCE COMPARISON .......................................... 6

SCUDDER VIT SMALL CAP INDEX FUND
   Schedule of Investments ...................................... 7
   Statement of Assets and Liabilities ..........................26
   Statement of Operations ......................................27
   Statements of Changes in Net Assets ..........................28
   Financial Highlights .........................................29
   Notes to Financial Statements ................................31



--------------------------------------------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

LETTER TO SHAREHOLDERS

In the following interview, the portfolio management team discusses Scudder VIT Small Cap Index Fund's market environment during the six-month period ended June 30, 2003.

Q: HOW DID SCUDDER VIT SMALL CAP INDEX FUND PERFORM OVER THE FIRST HALF OF 2003?

A: Scudder VIT Small Cap Index Fund tracked its benchmark, the Russell 2000 Index,1 for the six months ended June 30, 2003. The fund produced a return of 17.47% (VIT Class A shares) for the semi-annual period, as compared to 17.88% for the benchmark. The broad-based Russell 2000 Index is a group of smaller-company stocks that is not available for direct investment.

For the semi-annual period overall, the small-cap equity market outperformed its large-cap brethren, continuing the trend begun in 1999. With a six-month return of 17.88%, the Russell 2000 Index significantly outperformed the S&P 500 Index2 return of 11.76%.

Q: WHAT WERE THE PRIMARY FACTORS IMPACTING THE U.S. EQUITY MARKETS DURING THE PAST SIX MONTHS?

A: In a welcome turnabout from the past three years, small-cap equities, like the broader equity markets, gained ground for the six months ended June 30, 2003. Still, the Russell 2000 Index saw divergent performance within the semi-annual period.

During the first quarter, the Russell 2000 Index declined 4.49%, as equities partially offset the market rally of the fourth quarter of 2002. After starting the New Year on a positive note, equity markets peaked during the second week of January and then started a sustained decline, as fears surrounding the likely war with Iraq heightened. Economic activity slowed, as the geopolitical concerns reverberated throughout most sectors. Indeed, virtually every major indicator proved weaker than expected as full-year U.S. Gross Domestic Product (GDP) growth estimates continued to be reduced. By the beginning of March, a `war relief' rally took place, erasing much of the quarter's decline, as investors grew optimistic that the war would not last very long.

The Russell 2000 Index was up 23.42% during the second quarter. Economic and political conditions improved, leading investors to favor equities. A significant number of corporate earnings announcements during the quarter met or exceeded expectations, and earnings estimates were revised up going forward. Furthermore, the low interest rate environment and declining yields on bond investments drew more attention to equities, as investors sought higher returns. The case for owning equities was additionally strengthened by a $350 billion U.S. tax cut, an accommodative Federal Reserve Board, and a declining dollar that benefited U.S. companies distributing products and services overseas. Finally, while the journey to freedom and democracy in Iraq is by no means at an end, the conclusion of active military operations toward the end of April provided the equity markets with a degree of geopolitical stability not seen in the last two years or so.

Within the small-cap sector, growth-oriented stocks outperformed value-oriented stocks by approximately 2.84% for the semi-annual period, as measured by the Russell 2000 Growth Index3 versus the Russell 2000 Value Index.4
--------------------------------------------------------------------------------
1 Russell 2000(R) is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.
2 S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
3 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.
--------------------------------------------------------------------------------
                                       3

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Q: WHICH SECTORS AND STOCKS WITHIN THE RUSSELL 2000 INDEX WERE THE BEST AND WORST PERFORMERS?

A: For the six months ended June 30, 2003, sector performance within the Russell 2000 Index was positive across the board. Integrated oils, health care and technology were the best performing sectors. Consumer staples, auto and transportation, and materials and processing were the worst performing sectors for the semi-annual period. The financial services sector continued to be the largest weight within the Russell 2000 Index through the period, accounting at June 30, 2003 for 23.23% of the Index's market capitalization.

The top individual stock contributors to Russell 2000 Index performance during the semi-annual period were Sandisk, ImClone Systems, American Tower and Crown Castle International. The worst performing individual stocks based on contribution to Index performance were Overture Services, Covance, Fleming Companies and Payless ShoeSource.

SECTOR ALLOCATION
As of June 30, 2003
(percentages are based on market value* of total investments in the Fund) A Fund's sector allocation is subject to change.
--------------------------------------------------------------------------------
Financial Services ............................      21.57%
Information Technology ........................      18.64
Consumer Discretionary ........................      14.01
Industrials ...................................      13.94
Health Care ...................................      13.14
Materials .....................................       4.43
Energy ........................................       4.17
Utilities .....................................       3.61
Consumer Staples ..............................       3.08
Other .........................................       3.41
                                                 ---------
                                                   100.00%
                                                 ---------
* Excluding Cash Equivalents.



INVESTMENT REVIEW

-----------------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS
Periods Ended              6 Months    1 Year        3 Years       5 Years      Since      1 Year     3 Years    5 Years      Since
June 30, 2003                                                             Inception 1                                   Inception 1
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund 2
  Class A                   17.47%     (1.86)%       (10.54)%       3.18%      13.09%      (1.86)%     (3.64)%     0.63%      2.12%
  Class B                   17.27%     (2.10)%         n/a           n/a      (11.16)%     (2.10)%       n/a        n/a      (9.65)%
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index 3        17.88%     (1.64)%        (9.58)%       4.92%      14.19%      (1.64)%     (3.30)%     0.97%      2.30%
-----------------------------------------------------------------------------------------------------------------------------------
Lipper Small Cap Core
  Fund Average 4            15.69%     (1.93)%        (6.81)%      17.48%      26.13%      (1.93)%     1.54%       2.81%      3.64%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Fund's inception dates are: Class A Shares: August 22, 1997, Class B
  Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning August 22, 1997 for the Russell 2000 Index and August 31, 1997 for the Lipper Small Cap Core Funds Average.
2 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gains distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Returns are net of the portfolio's management fee and other operating expenses. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with large companies, such as narrower markets, limited financial resources and less liquid stock.
3 `Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.
--------------------------------------------------------------------------------
                                       4

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Q: WHAT WERE THE MAJOR CHANGES TO THE RUSSELL 2000 INDEX DURING THE SEMI-ANNUAL PERIOD?

A: The annual reconstitution of the Russell 2000 Index came at the end of June 2003, with this year's changes lower than last year's both in terms of capitalization weighted turnover and in number of stocks involved. The turnover in the Index was at 19.8% compared to 24.0% in June 2002. The continued stagnant merger and acquisition activity and the absence of Initial Public Offering (IPO) activity were the primary causes of the reduced turnover. In total, there were 282 additions to the Russell 2000 Index (83 moving from the Russell 1000 Index) and 180 deletions (94 moving to the Russell 1000 Index). The consumer discretionary sector had the most significant change in weight, increasing from 17.6% in 2002 to its current weight of 19.2%.

Q: WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small-cap stock market.

TEN LARGEST STOCK HOLDINGS
As of June 30, 2003
(percentages are based on total net assets of the Fund) A Fund's holdings are subject to change.
--------------------------------------------------------------------------------
AMR Corp ......................... 0.23%
Pacific Capital Bancorp .......... 0.19
Citizens Banking Corp ............ 0.18
UCBH Holdings, Inc ............... 0.17
Atmos Energy Corp ................ 0.17
AnnTaylor Stores Corp ............ 0.17
Techne Corp ...................... 0.17
Health Care REIT, Inc ............ 0.17
Alexander & Baldwin .............. 0.17
Energen Corp ..................... 0.17


--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.
--------------------------------------------------------------------------------
                                        5

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

SCUDDER VIT SMALL CAP INDEX FUND--CLASS A SHARES AND RUSSELL 2000 INDEX GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION) 2

        Scudder VIT Small Cap
         Index Fund-Class A     Russell 1000
            Shares $11,309     Index3 $11,419
----------------------------------------------
 8/22/97        $10000             $10000
 8/31/97         10160              10000
 9/30/97         10870              10732
10/31/97         10430              10260
11/30/97         10350              10194
12/31/97         10510              10373
 1/31/98         10320              10209
 2/28/98         11070              10964
 3/31/98         11510              11416
 4/30/98         11540              11479
 5/31/98         10940              10861
 6/30/98         10960              10884
 7/31/98         10110              10003
 8/31/98          8190               8060
 9/30/98          8830               8691
10/31/98          9210               9046
11/30/98          9690               9519
12/31/98         10281              10109
 1/31/99         10383              10243
 2/28/99          9545               9413
 3/31/99          9678               9560
 4/30/99         10516              10417
 5/31/99         10679              10569
 6/30/99         11088              11047
 7/31/99         10853              10744
 8/31/99         10475              10346
 9/30/99         10444              10348
10/31/99         10495              10390
11/30/99         11119              11011
12/31/99         12354              12257
 1/31/00         12141              12060
 2/29/00         14099              14052
 3/31/00         13184              13126
 4/30/00         12375              12336
 5/31/00         11641              11617
 6/30/00         12641              12629
 7/31/00         12226              12223
 8/31/00         13152              13156
 9/30/00         12769              12769
10/31/00         12194              12199
11/30/00         10949              10947
12/31/00         11876              11887
 1/31/01         12464              12506
 2/28/01         11651              11685
 3/31/01         11073              11114
 4/30/01         11929              11983
 5/31/01         12218              12278
 6/30/01         12624              12702
 7/31/01         11983              12014
 8/31/01         11587              11626
 9/30/01         10025              10061
10/31/01         10592              10650
11/30/01         11416              11474
12/31/01         12121              12182
 1/31/02         11986              12056
 2/28/02         11658              11725
 3/31/02         12585              12668
 4/30/02         12686              12783
 5/31/02         12133              12216
 6/30/02         11523              11610
 7/31/02          9794               9856
 8/31/02          9772               9831
 9/30/02          9060               9125
10/31/02          9354               9418
11/30/02         10178              10258
12/31/02          9627               9687
 1/31/03          9354               9419
 2/28/03          9069               9134
 3/31/03          9183               9252
 4/30/03         10054              10129
 5/31/03         11090              11216
 6/30/03         11309              11419


---------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL TOTAL RETURNS
Periods Ended                                        1 Year       3 Years     5 Years         Since
June 30, 2003                                                                           Inception 2
---------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund--Class A Shares     (1.86)%      (3.64)%      0.63%     2.12%
---------------------------------------------------------------------------------------------------

                                                                           CUMULATIVE TOTAL RETURNS
Periods Ended                                                                  1 Year         Since
June 30, 2003                                                                           Inception 4
---------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund--Class B Shares                              (2.10)%   (9.65)%
---------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. Returns are net of the portfolio's management fee and other operating expenses.
2 Class A Shares commenced operations on August 22, 1997. Benchmark return is for the period beginning August 22, 1997.
3 The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.
4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B
  Shares from inception through June 30, 2003: $8,884.
--------------------------------------------------------------------------------
                                        6

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
                      COMMON STOCKS--97.12%
         1,200        1-800 Contacts, Inc.1,2 ............  $    29,376
         6,500        1-800-FLOWERS.COM, Inc.1 ...........       53,560
         4,400        21st Century Insurance Group .......       62,920
         3,200        4Kids Entertainment, Inc.1 .........       59,520
         4,300        7-Eleven, Inc.1 ....................       45,365
         4,000        A.C. Moore Arts & Crafts, Inc.1 ....       80,120
         4,260        A.O. Smith Corp ....................      119,919
         3,550        aaiPharma, Inc.1,2 .................       70,574
         1,300        Aaon, Inc.1 ........................       24,076
         9,050        AAR Corp ...........................       63,893
         3,200        Aaron Rents, Inc ...................       82,560
           700        ABC Bancorp ........................       10,031
        21,400        Abgenix, Inc.1 .....................      224,486
         3,900        Able Laboratories, Inc.1 ...........       77,220
         8,600        ABM Industries, Inc ................      132,440
         2,900        Acadia Realty Trust, REIT ..........       26,535
         3,100        Accredited Home Lenders
                      Holding Co.1 .......................       60,822
        11,600        Accredo Health, Inc.1 ..............      252,880
         3,100        Aceto Corp .........................       57,660
         5,568        Actel Corp.1 .......................      114,144
         4,200        Action Performance Cos., Inc .......       79,800
        10,500        ActivCard Corp.1 ...................       98,700
        24,100        Activision, Inc.1 ..................      311,372
         2,300        Actuant Corp.1 .....................      108,836
         9,331        Acuity Brands, Inc.2 ...............      169,544
        25,400        Adaptec, Inc.1 .....................      197,612
         6,200        Administaff, Inc.1,2 ...............       63,860
         7,400        Adolor Corp.1 ......................       90,798
        15,822        Advanced Digital Information Corp.1       158,062
         3,606        Advanced Energy Industries1,2 ......       51,385
         3,050        Advanced Marketing Services ........       39,650
         6,300        Advanced Medical Optics, Inc.1 .....      107,415
         2,800        Advanced Neuromodulation
                      Systems, Inc.1,2 ...................      144,956
         6,200        Advanta Corp.--Class B .............        62,372
         7,300        Advent Software, Inc.1 .............      123,443
         2,000        Advisory Board Co.1 ................       81,040
         5,500        ADVO, Inc.1 ........................      244,200
        15,250        Aeroflex, Inc.1 ....................      118,035
         4,300        Aeropostale, Inc.1 .................       92,364
        11,700        Aether Systems, Inc.1 ..............       57,330
         3,500        AFC Enterprises, Inc.1 .............       56,840
         5,000        Affiliated Managers Group, Inc.1 ...      304,750
         5,000        Aftermarket Technology Corp.1 ......       52,550
         9,800        Agile Software Corp.1 ..............       94,570
         1,300        AgriBioTech, Inc.1 .................           --
        12,036        Airborne, Inc ......................      251,552
        16,700        AirTran Holdings, Inc.1,2 ..........      174,849
        21,700        AK Steel Holding Corp.1 ............       78,554
        27,600        Akamai Technologies, Inc.1 .........      134,136


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         8,800        Aksys Ltd.1,2 .......................    $ 113,960
         3,300        Alabama National Bancorp ............      159,984
         4,700        ALARIS Medical, Inc.1 ...............       60,865
         5,500        Alaska Air Group, Inc.1 .............      117,975
         5,952        Albany International Corp.--Class A .       163,085
         6,400        Albany Molecular Research, Inc.1 ....       96,640
         7,200        Albemarle Corp ......................      201,384
         9,300        Alderwoods Group, Inc.1 .............       50,778
        11,807        Alexander & Baldwin .................      313,240
           800        Alexander' s, Inc.1 .................       66,792
         5,300        Alexandria Real Estate Equities, Inc       238,500
         5,035        Alexion Pharmaceuticals, Inc.1 ......       85,847
         9,800        ALFA Corp ...........................      124,558
         1,000        Alico, Inc ..........................       24,690
        10,500        Align Technology, Inc.1 .............      131,775
        11,900        Alkermes, Inc.1 .....................      127,925
        30,600        Allegheny Energy, Inc.1 .............      258,570
        18,600        Allegheny Technologies, Inc .........      122,760
         5,000        Allegiant Bancorp, Inc ..............      101,250
         6,600        Allen Telecom, Inc.1 ................      109,032
        11,400        Alliance Gaming Corp.1 ..............      215,574
         1,700        Alliance Imaging, Inc.1 .............        7,480
         8,719        Alliance Semiconductor Corp.1 .......       42,200
        12,500        Allmerica Financial Corp.1 ..........      224,875
        10,500        Alloy Online, Inc.1 .................       67,725
         6,000        Allscripts Healthcare Solution, Inc.1       22,020
         9,190        Alpharma, Inc.--Class A .............       198,504
        10,800        Alteon, Inc.1 .......................       52,380
         2,800        Altiris, Inc.1,2 ....................       56,140
         7,700        AMC Entertainment, Inc.1 ............       88,088
         3,450        AMCOL International Corp ............       27,600
         7,813        AMCORE Financial, Inc ...............      181,887
         9,700        America West Holdings Corp.--
                      Class B1 ............................       65,960
         2,000        America' s Car-Mart, Inc.1 ..........       36,560
        12,500        American Eagle Outfitters, Inc.1 ....      229,250
        14,400        American Greetings Corp.--Class A1 ..       282,816
         3,150        American Healthways, Inc.1 ..........      113,778
         3,800        American Home Mortgage
                      Holdings, Inc .......................       74,404
         3,760        American Italian Pasta Co.--
                      Class A1,2 ..........................      156,604
        11,600        American Management Systems, Inc.1 ..      165,648
         2,100        American Medical Security
                      Group, Inc.1 ........................       40,110
         5,200        American Medical Systems
                      Holdings, Inc.1 .....................       87,724
         4,100        American Mortgage Acceptance Co .....       71,176
           600        American National Bankshares, Inc ...       16,134
         3,100        American Physicians Capital, Inc.1 ..       75,175
         3,000        American States Water Co ............       81,900
         1,100        American Woodmark Corp ..............       51,216

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
           900    AmericanWest Bancorp.1 ............... $    14,607
         4,700    AMERIGROUP Corp.1,2 ..................     174,840
         3,700    Ameristar Casinos, Inc.1,2 ...........      78,995
         2,600    Ameron International, Inc ............      90,402
         9,000    AmerUs Group Co ......................     253,710
         4,900    Amli Residential Properties Trust ....     115,395
         3,400    AMN Healthcare Services, Inc.1 .......      43,180
        38,700    AMR Corp.1 ...........................     425,700
         5,400    AmSurg Corp.--Class A1 ...............     164,700
         2,300    Analogic Corp ........................     112,148
         7,170    Anaren Microwave, Inc.1 ..............      67,183
         6,900    Anchor Bancorp Wisconsin, Inc ........     164,841
        23,600    Andrew Corp.1 ........................     217,120
         2,700    Angelica Corp ........................      45,765
         7,500    Anixter International, Inc.1 .........     175,725
        10,990    AnnTaylor Stores Corp.1,2 ............     318,160
         4,500    ANSYS, Inc.1,2 .......................     139,950
         4,000    Anteon International Corp.1 ..........     111,640
         9,200    Anthracite Capital, Inc ..............     110,952
         5,000    Antigenics, Inc.1,2 ..................      57,600
         5,600    Anworth Mortgage Asset Corp., REIT ...      86,352
         8,002    APAC Customer Services, Inc.1 ........      20,405
        11,600    Apex Mortgage Capital, Inc., REIT ....      63,452
         7,135    Aphton Corp.1,2 ......................      58,792
         7,900    Apogee Enterprises, Inc ..............      71,258
        17,100    Applera Corp.--Celera
                  Genomics Group1 ......................     176,472
         6,900    Applica, Inc .........................      58,650
         3,400    Applied Films Corp.1,2 ...............      87,992
         6,200    Applied Industrial Technologies, Inc.      130,820
         3,100    Applied Signal Technology, Inc .......      52,700
        11,200    aQuantive, Inc.1 .....................     117,600
        42,400    Aquila, Inc ..........................     109,392
         7,600    Arbitron, Inc.1 ......................     271,320
         5,288    Arch Chemicals, Inc ..................     101,001
        11,400    Arch Coal, Inc.2 .....................     261,972
         3,300    Arctic Cat, Inc ......................      63,228
           200    Arden Group, Inc.--Class A1 ..........       11,800
         5,800    Arena Pharmaceuticals, Inc.1 .........      38,512
         4,400    Argonaut Group, Inc ..................      54,252
         5,731    Argosy Gaming Co.1 ...................     119,835
        11,500    ARIAD Pharmaceuticals, Inc.1 .........      51,635
        67,200    Ariba, Inc.1 .........................     199,584
         5,789    Arkansas Best Corp ...................     137,720
         5,141    Armor Holdings, Inc.1 ................      68,889
        13,600    Arris Group, Inc.1,2 .................      67,456
         2,336    Arrow Financial Corp .................      77,952
         2,300    Arrow International, Inc .............     101,545
         9,007    Artesyn Technologies, Inc.1 ..........      50,529
         5,600    ArthroCare Corp.1 ....................      93,856
         4,200    Artisan Components, Inc.1 ............      94,962
         1,900    Asbury Automative Group, Inc .........      25,612
        14,800    Ascential Software Corp.1 ............     243,312

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         9,600    AsiaInfo Holdings, Inc.1 ............ $   78,720
         8,200    Ask Jeeves, Inc.1 ...................    112,750
        11,500    Aspect Communications Corp.1 ........     44,505
        11,896    Aspen Technologies, Inc.1,2 .........     57,101
         2,700    Associated Estates Realty Corp ......     17,739
         5,660    Astec Industries, Inc.1 .............     49,355
        10,500    Asyst Technologies, Inc.1 ...........     70,245
         7,600    At Road, Inc.1 ......................     82,992
         3,640    Atari, Inc.1,2 ......................     16,198
         8,300    AtheroGenics, Inc.1 .................    123,919
        11,554    Atlantic Coast Airlines Holdings,
                  Inc.1 ...............................    155,863
         6,406    ATMI, Inc.1,2 .......................    159,958
        13,160    Atmos Energy Corp ...................    326,368
         5,400    Atrix Laboratories, Inc.1 ...........    118,746
         1,800    Atwood Oceanics, Inc.1 ..............     48,870
         3,700    Audiovox Corp.--Class A1 ............      41,403
         9,000    Autobytel, Inc.1 ....................     56,160
        18,400    Avanex Corp.1 .......................     73,600
        19,700    AVANT Immunotherapeutics, Inc.1 .....     58,706
           700    Avatar Holding, Inc.1 ...............     21,140
         6,800    AVI BioPharma, Inc.1 ................     41,684
         5,500    Aviall, Inc.1 .......................     62,535
         6,900    Avid Technology, Inc.1,2 ............    241,983
        13,671    Avista Corp .........................    193,445
        24,300    Axcelis Technologies, Inc.1 .........    148,716
         7,260    Aztar Corp.1 ........................    116,959
         9,033    Baldor Electric Co.2 ................    186,080
         2,525    Baldwin & Lyons, Inc.--Class B ......     59,969
         9,582    Bally Total Fitness Holding Corp.1 ..     86,525
           600    BancFirst Corp ......................     31,116
         2,600    Bandag, Inc .........................     96,902
         2,100    Bank Mutual Corp ....................     68,250
         2,312    Bank of Granite Corp ................     39,420
         1,800    Bank of the Ozarks, Inc .............     69,768
         8,500    Bank United Financial Corp.--
                  Class A1 ............................    171,275
        12,900    BankAtlantic Bancorp, Inc.--Class A .    153,381
         2,300    Bankrate, Inc.1 .....................     27,876
         3,900    Banner Corp .........................     79,911
         6,000    Banta Corp ..........................    194,220
         4,300    Barnes Group, Inc ...................     93,568
         4,275    Barra, Inc.1 ........................    152,617
         3,000    Bassett Furniture Industries, Inc ...     39,840
        17,253    Bay View Capital Corp.1 .............     99,722
         1,200    Beasley Broadcast Group, Inc.--
                  Class A1 ............................     16,416
         3,098    Beazer Homes USA, Inc.1 .............    258,683
         1,861    bebe stores, Inc.1 ..................     35,601
         2,800    Bedford Property Investors ..........     79,520
         3,400    BEI Technologies, Inc ...............     40,800
         1,835    Bel Fuse, Inc.--Class B .............     42,021
         4,933    Belden, Inc .........................     78,385
         5,833    Benchmark Stock Electronics, Inc.1 ..    179,423

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       8

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         4,500   Bentley Pharmaceuticals, Inc.1 .......... $  59,175
           600   Berkshire Hills Bancorp, Inc ............    17,040
         3,200   Berry Petroleum--Class A ................    57,440
        27,377   Beverly Enterprises, Inc.1 ..............    95,819
         4,400   Big 5 Sporting Goods Corp.1 .............    55,132
         3,800   BioLase Technology, Inc.1 ...............    40,774
        14,928   BioMarin Pharmaceutical, Inc.1 ..........   145,697
         6,996   Biopure Corp.1,2 ........................    42,746
         2,615   Biosite Diagnostics, Inc.1 ..............   125,781
        16,700   BJ' s Wholesale Club, Inc.1 .............   251,502
         4,374   Black Box Corp ..........................   158,339
         8,200   Black Hills Corp ........................   251,740
         1,300   Blair Corp ..............................    28,860
         2,900   Blue Rhino Corp.1 .......................    34,771
         9,742   Bob Evans Farms, Inc ....................   269,171
         7,300   Boca Resorts, Inc.--Class A1 ............    94,900
         9,700   Bombay Co., Inc.1,2 .....................   103,111
         1,900   Bone Care International, Inc.1 ..........    26,410
        16,929   Borland Software Corp.1,2 ...............   165,396
         1,500   Boston Beer Co., Inc.--Class A1 .........    21,600
         4,200   Boston Communications Group, Inc.1,2 ....    71,946
         6,100   Boston Private Financial Holdings,
                 Inc. ...................................    128,588
         9,600   Bowne & Co., Inc .......................    125,088
         8,200   Boyd Gaming Corp.1 .....................    141,532
         6,503   Boyds Collection Ltd.1,2 ...............     30,629
         6,500   Boykin Lodging Co ......................     50,700
         3,100   Bradley Pharmaceuticals, Inc.1,2 .......     51,150
         4,200   Brady (W.H.) Co ........................    140,070
         8,200   Brandywine Realty Trust, REIT ..........    201,884
         5,122   Briggs & Stratton Corp.2 ...............    258,661
         3,200   Bright Horizon Family Solutions, Inc.1 .    107,392
        12,600   Brink' s Co ............................    183,582
         8,200   BroadVision, Inc.1 .....................     46,658
         2,700   Brookfield Homes Corp ..................     41,634
        16,835   Brookline Bancorp, Inc .................    235,690
         9,327   Brooks Automation, Inc.1 ...............    105,768
         3,200   Brookstone, Inc.1 ......................     64,800
         8,100   Brown (Tom), Inc.1 .....................    225,099
         4,400   Brown Shoe Co., Inc ....................    131,120
         4,700   Bruker Daltonics, Inc.1 ................     25,051
         4,000   Brush Engineered Materials, Inc.1 ......     33,400
           300   Bryn Mawr Bank Corp ....................     11,121
         2,950   BSB Bancorp, Inc .......................     73,219
         4,100   Buckeye Technologies, Inc.1 ............     27,880
         1,100   Buckle, Inc.1 ..........................     21,153
         4,600   Building Materials Holding Corp ........     68,126
         3,400   Burlington Coat Factory
                 Warehouse Corp .........................     60,860
         5,620   C & D Technologies, Inc ................     80,703
         6,866   C-COR.net Corp.1 .......................     33,643
        10,010   Cable Design Technologies1 .............     71,571
         4,700   Cabot Microelectronics Corp.1,2 ........    237,209


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         7,700  Cabot Oil & Gas Corp.--Class A ......... $ 212,597
         7,000  CACI International, Inc.--Class A1 .....   240,100
         8,946  Cal Dive International, Inc.1 ..........   195,023
         6,400  Calgon Carbon Corp .....................    36,800
         3,700  California Pizza Kitchen1 ..............    79,550
         2,800  California Water Services Co ...........    78,736
        15,200  Callaway Golf Co .......................   200,944
         5,303  Cambrex Corp ...........................   122,075
         1,100  Camden National Corp ...................    30,250
         3,300  Candela Corp.1 .........................    38,016
         7,500  Capital Automotive REIT ................   209,925
         1,475  Capital City Bank Group, Inc ...........    53,395
         1,300  Capital Corp. of the West1 .............    32,968
         3,200  Capitol Bancorp Ltd ....................    86,720
         4,451  Capstead Mortgage Corp.2 ...............    50,163
         7,461  Caraustar Industries, Inc.1 ............    59,763
         3,200  Carbo Ceramics, Inc ....................   119,200
        16,200  Cardiac Science, Inc.1 .................    43,416
         6,879  CardioDynamics International Corp.1 ....    23,457
         4,490  Carpenter Technology Corp ..............    70,044
         4,900  Cascade Bancorp ........................    84,917
         3,600  Cascade Corp ...........................    62,640
         2,200  Cascade Natural Gas Corp ...............    42,020
         3,600  Casella Waste Systems, Inc.--
                Class A1 ...............................    32,508
        11,786  Casey' s General Stores, Inc ...........   166,654
         7,900  Cash America International, Inc ........   104,438
         9,900  Casual Male Retail Group, Inc.1 ........    51,381
         8,900  Catalina Marketing Corp.1 ..............   157,085
         1,800  Catapult Communications Corp.1 .........    19,116
         4,700  Cathay Bancorp, Inc.2 ..................   209,526
         4,800  Cato Corp.--Class A ....................   101,184
         1,420  CB Bancshares, Inc .....................    88,210
         1,900  CCBT Financial Cos., Inc ...............    45,391
         3,400  CCC Information Services Group, Inc.1 ..    49,300
         2,600  CDI Corp.1 .............................    67,496
         5,200  CEC Entertainment, Inc.1 ...............   192,036
         9,600  Cell Genesys, Inc.1,2 ..................    82,944
         7,950  Cell Therapeutics, Inc.1,2 .............    77,353
         2,600  CellNet Data Systems, Inc.1 ............        --
         3,000  Centene Corp.1 .........................   116,700
         1,100  Centennial Communications Corp.1 .......     4,400
         1,200  Centex Construction Products, Inc ......    48,108
         7,300  Centillium Communications, Inc.1 .......    72,343
         1,100  Central Coast Bancorp1 .................    18,447
         2,400  Central European Distribution Corp.1 ...    48,336
         4,500  Central Garden & Pet Co.1 ..............   107,325
         4,600  Central Pacific Financial Corp .........   127,420
         5,850  Central Parking Corp ...................    72,306
         2,300  Central Vermont Public Service Corp. ...    44,965
         3,500  Century Aluminum Co ....................    24,605
        16,028  Century Business Services, Inc.1 .......    52,091

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         9,500  Cepheid, Inc.1,2 ....................  $  46,930
         2,600  Ceradyne, Inc.1 .....................     48,698
         6,700  Cerner Corp.1 .......................    153,765
         5,061  Cerus Corp.1 ........................     38,109
         3,700  CFS Bancorp, Inc ....................     52,170
         3,500  CH Energy Group, Inc ................    157,500
        16,000  Champion Enterprises, Inc.1 .........     82,880
         2,600  Charles River Associates, Inc.1 .....     73,502
         1,600  Charlotte Russe Holding, Inc.1 ......     16,512
        25,700  Charming Shoppes, Inc.1 .............    127,729
        63,400  Charter Communications, Inc.--
                Class A1 ............................    251,698
           100  Charter Financial Corp ..............      2,825
        12,300  Charter Municipal Mortgage
                Acceptance Co .......................    233,823
         5,300  Chateau Communities, Inc ............    156,827
         4,400  Chattem, Inc.1 ......................     82,720
         7,800  Checkpoint Systems, Inc.1 ...........    110,370
         7,509  Chemical Financial Corp .............    223,768
         3,033  Chesapeake Corp .....................     66,271
         4,600  Chicago Pizza & Brewery, Inc.1,2 ....     46,000
         3,900  Children' s Place1,2 ................     77,454
        12,200  Chippac, Inc.1 ......................     93,574
         8,400  Chiquita Brands International,
                Inc.1 ...............................    121,800
        10,081  Chittenden Corp .....................    275,715
         4,447  Choice Hotels Corp., Inc.1 ..........    121,448
         2,400  Cholestech Corp.1 ...................     23,688
         5,750  Christopher & Banks Corp.1 ..........    212,692
         4,600  Chronimed, Inc.1 ....................     45,218
         1,819  Churchill Downs, Inc ................     69,686
        12,147  CIBER, Inc.1 ........................     85,272
         3,200  CIMA Labs, Inc.1 ....................     86,048
         9,500  Cimarex Energy Co.1 .................    225,625
        44,600  Cincinnati Bell, Inc.1 ..............    298,820
         6,400  Ciphergen Biosystems, Inc.1 .........     65,600
         1,900  CIRCOR International, Inc ...........     33,877
        17,700  Cirrus Logic, Inc.1 .................     71,154
        12,400  Citizens Banking Corp ...............    331,948
         3,300  Citizens First Bancorp, Inc .........     72,072
         4,400  Citizens South Banking Corp .........     58,256
         4,555  Citizens, Inc.1 .....................     33,115
         5,300  City Holdings Co ....................    155,131
         2,674  CityBank Lynwood ....................     72,358
        10,600  CKE Restaurants, Inc.1 ..............     59,254
         7,150  Clarcor, Inc ........................    275,632
         2,900  Clark, Inc.1 ........................     34,655
         1,800  Clayton Williams Energy, Inc.1 ......     33,228
         3,300  Clean Harbors, Inc.1 ................     31,449
        12,560  Cleco Corp ..........................    217,539
         3,200  Cleveland-Cliffs, Inc.1,2 ...........     57,120
         2,100  Closure Medical Corp.1 ..............     39,648
        47,800  CMGI, Inc.1 .........................     79,826

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
        32,700    CMS Energy Corp.1 ...................  $   264,870
         2,900    CNA Surety Corp .....................       28,565
        28,500    CNET Networks, Inc.1 ................      177,555
         2,800    Coachmen Industries, Inc ............       33,460
         1,500    Coastal Bancorp, Inc ................       42,630
         5,200    Cobalt Corp.1 .......................      106,860
           800    CoBiz, Inc ..........................       10,832
           600    Coca Cola Bottling Consolidated .....       32,760
         8,300    Cognex Corp.1 .......................      185,505
         7,874    Coherent, Inc.1 .....................      188,425
         6,183    Cohu, Inc ...........................       96,455
         5,528    Coinstar, Inc.1 .....................      104,258
         3,000    Coldwater Creek, Inc.1 ..............       36,990
         4,200    Cole National Corp.1 ................       52,584
         3,300    CollaGenex Pharmaceuticals, Inc.1 ...       44,319
         5,332    Collins & Aikman Corp.1 .............       15,729
         4,900    Colonial Properties Trust ...........      172,431
           500    Columbia Bancorp ....................       12,000
         4,870    Columbia Banking System, Inc ........       87,222
         9,000    Columbia Laboratories, Inc.1 ........      101,250
         5,600    Commerce Group, Inc .................      202,720
         2,500    Commercial Capital Bancorp., Inc.1 ..       38,375
        12,653    Commercial Federal Corp .............      268,244
         7,500    Commercial Metals Co ................      133,425
         8,900    Commercial Net Lease Realty .........      153,436
         6,016    Commonwealth Telephone
                  Enterprises, Inc.1 ..................      264,524
        12,000    CommScope, Inc.1 ....................      114,000
         3,900    Community Bank System, Inc ..........      148,200
         1,323    Community Banks, Inc ................       39,346
        10,641    Community First Bankshares, Inc .....      290,499
         2,530    Community Trust Bancorp, Inc ........       66,134
         4,000    CompuCom Systems, Inc.1 .............       18,080
         4,793    CompuCredit Corp.1,2 ................       58,235
        10,600    Computer Horizons Corp.1 ............       48,124
         8,300    Computer Network Technology Corp.1 ..       67,230
         1,300    Computer Programs and System, Inc. ..       26,013
         8,024    Comstock Resource, Inc.1 ............      109,768
         2,400    Comtech Telecommunications Corp.1 ...       67,776
         4,900    Conceptus, Inc.1,2 ..................       68,845
         8,300    Concord Camera Corp.1 ...............       58,847
         4,900    Concord Communications, Inc.1 .......       67,277
         6,900    Concur Technologies, Inc.1 ..........       69,483
        19,104    Concurrent Computer Corp.1 ..........       55,784
        66,200    Conexant Systems, Inc.1 .............      271,420
         8,161    CONMED Corp.1 .......................      149,020
         3,700    Connecticut Bancshares, Inc .........      145,225
         1,550    Connecticut Water Service, Inc ......       39,602
         7,111    Connetics Corp.1 ....................      106,452
         2,500    Consolidated Graphics, Inc.1 ........       57,200
           500    Consolidated-Tomoka Land Co .........       12,560
        15,900    Continental Airlines, Inc.--Class B1       238,023

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         7,500    Cooper Cos., Inc ........................ $260,775
        15,400    Cooper Tire & Rubber Co .................  270,886
        15,600    Copart, Inc.1 ...........................  147,420
        12,106    Corixa Corp.1,2 .........................   93,579
         9,425    Corn Products International, Inc ........  283,033
         4,300    Cornell Cos., Inc.1 .....................   65,102
         9,200    Cornerstone Realty Income Trust, Inc. ...   67,252
         6,500    Corporate Office Properties
                  Trust, REIT .............................  110,045
         3,000    Correctional Properties Trust, REIT .....   84,000
         8,193    Corrections Corp. of America, REIT1 .....  207,529
         2,900    Corus Bankshares, Inc ...................  140,447
         1,300    Corvel Corp.1 ...........................   46,800
        39,500    Corvis Corp.1 ...........................   59,250
         5,501    Cost Plus, Inc.1 ........................  196,166
         3,900    CoStar Group, Inc.1,2 ...................  116,454
           500    Courier Corp ............................   25,750
        15,600    Covance, Inc.1 ..........................  282,360
         3,000    Covenant Transport, Inc.--Class A1 ......   51,000
         3,388    CPI Corp ................................   59,798
         6,500    Crawford & Co.--Class B .................   31,915
        15,200    Cray, Inc.1 .............................  120,080
        14,380    Credence Systems Corp.1 .................  121,799
         2,500    Credit Acceptance Corp.1 ................   25,225
        28,133    Crompton Corp ...........................  198,338
         4,900    Cross Country Healthcare, Inc.1 .........   64,631
         9,700    Crown American Realty Trust .............  104,178
        40,700    Crown Holdings, Inc.1 ...................  290,598
         6,700    Crown Media Holdings, Inc.--
                  Class A1 ................................   27,671
         5,450    CryoLife, Inc.1,2 .......................   56,407
        12,200    CSG Systems International, Inc.1 ........  172,386
         8,760    CSK Auto Corp.1,2 .......................  126,582
           700    CSS Industries, Inc .....................   26,985
         4,700    CT Communications, Inc ..................   50,525
         5,400    CTI Molecular Imaging, Inc.1 ............  102,114
         7,190    CTS Corp ................................   75,135
         4,000    Cubic Corp ..............................   88,880
         7,857    Cubist Pharmaceuticals, Inc.1,2 .........   83,756
        10,000    Cumulus Media, Inc.--Class A1 ...........  189,300
         4,700    CUNO, Inc.1 .............................  169,764
         9,400    CuraGen Corp.1 ..........................   52,170
         3,800    Curative Health Services, Inc.1 .........   64,600
         2,600    Curtiss-Wright Corp .....................  164,320
         6,822    CV Therapeutics, Inc.1 ..................  202,341
        10,643    CVB Financial Corp ......................  207,751
         5,051    Cyberonics, Inc.1 .......................  108,647
         8,400    Cymer, Inc.1 ............................  265,104
        27,400    Cytyc Corp.1 ............................  288,248
         1,900    D&E Communications, Inc .................   21,755
         4,400    D&K Healthcare Resources, Inc.2 .........   71,016
         9,300    Dade Behring Holdings, Inc.1 ............  213,621

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         4,600    Daktronics, Inc.1 .......................  $75,210
         3,706    Datascope Corp ..........................  109,438
         5,674    Datastream Systems, Inc.1 ...............   60,088
         3,800    Dave & Buster' s, Inc.1 .................   41,420
         1,200    Deb Shops, Inc ..........................   22,560
        10,900    Decode Genetics, Inc.1 ..................   34,008
         4,736    Delphi Financial Group, Inc.--Class A ...  221,645
         8,668    Delta and Pine Land Co ..................  190,523
         1,900    Deltic Timber Corp ......................   54,055
         7,800    Denbury Resources, Inc.1 ................  104,754
         3,300    Dendreon Corp.1 .........................   19,602
         8,724    Dendrite International, Inc.1,2 .........  112,365
         4,500    Department 56, Inc.1 ....................   68,985
         8,200    DHB Industries, Inc.1 ...................   33,538
         4,700    Diagnostic Products Corp ................  192,935
         2,800    Dick' s Sporting Goods, Inc.1 ...........  102,704
         2,700    Digene Corp.1 ...........................   73,521
         3,341    Digimarc Corp.1 .........................   52,454
        11,100    Digital Generation Systems, Inc.1 .......   21,312
         6,622    Digital Insight Corp.1 ..................  126,149
         6,400    Digital River, Inc.1,2 ..................  123,520
        12,200    DigitalThink, Inc.1 .....................   38,430
         2,800    Digitas, Inc.1 ..........................   13,888
        14,300    Dillard' s, Inc.--Class A ...............  192,621
         6,713    Dime Community Bancorp, Inc .............  170,846
         8,700    DiMon, Inc ..............................   62,292
         1,800    Diodes, Inc.1 ...........................   34,488
         4,960    Dionex Corp.1 ...........................  197,160
         8,900    Discovery Laboratories, Inc.1 ...........   56,604
         8,600    Ditech Communications Corp.1 ............   42,828
         6,400    Diversa Corp.1 ..........................   62,912
         6,400    Dobson Communications Corp.--
                  Class A1 ................................   34,880
        11,200    Documentum, Inc.1,2 .....................  220,304
         5,500    Dollar Thrifty Automotive Group, Inc.1 ..  102,025
         1,800    Dominion Homes, Inc.1 ...................   42,930
         5,900    Dot Hill Systems Corp.1 .................   77,290
         3,700    DOV Pharmaceutical, Inc.1 ...............   42,550
         2,540    Dover Downs Gaming &
                  Entertainment, Inc ......................   23,495
         3,200    Dover Motorsports, Inc ..................   13,120
         4,900    Dress Barn, Inc.1 .......................   62,083
         3,200    Drexler Technology Corp.1 ...............   49,600
         2,300    Dril-Quip, Inc.1,2 ......................   41,860
         5,100    DRS Technologies, Inc.1 .................  142,392
         9,800    drugstore.com, Inc.1 ....................   57,232
         7,000    DSP Group, Inc.1 ........................  150,710
         4,782    Duane Reade, Inc.1 ......................   70,534
         2,200    Ducommun, Inc.1 .........................   31,020
         3,061    DuPont Photomasks, Inc.1 ................   57,639
         5,382    Dura Automotive Systems, Inc.1 ..........   52,797
         4,200    Durect Corp.1 ...........................   10,122

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         5,700    DVI, Inc.1 ........................... $   26,619
        13,066    Dycom Industries, Inc.1 ..............    212,976
         2,520    Dynacq International, Inc.1,2 ........     42,336
        13,100    E-LOAN, Inc.1 ........................     76,373
        14,100    E.piphany, Inc.1 .....................     72,051
        30,100    EarthLink, Inc.1 .....................    237,489
         6,635    East West Bancorp, Inc ...............    239,789
         5,500    EastGroup Properties, Inc ............    148,500
         7,600    Echelon Corp.1,2 .....................    104,652
         9,906    Eclipsys Corp.1 ......................    103,419
         4,100    eCollege.com, Inc.1 ..................     47,068
         3,900    EDO Corp .............................     69,030
        13,700    eFunds Corp.1 ........................    157,961
         8,129    EGL, Inc.1,2 .........................    123,561
        14,700    El Paso Electric Co.1 ................    181,251
         2,600    Electro Rent Corp.1 ..................     28,028
         8,356    Electro Scientific Industries,
                  Inc.1,2 ..............................    126,677
         2,800    Electronics Boutique Holdings Corp.1 .     64,708
        11,800    Electronics for Imaging, Inc.1 .......    239,422
         3,900    Elizabeth Arden, Inc.1 ...............     51,363
         6,060    Elkcorp ..............................    136,350
         3,100    Embarcadero Technologies, Inc.1 ......     21,700
         3,300    EMCOR Group, Inc.1 ...................    162,888
         6,200    Emerson Radio Corp.1 .................     41,664
        10,500    Emmis Communications Corp.--
                  Class A1 .............................    240,975
         7,100    Empire District Electric Co ..........    154,425
         3,600    EMS Technologies, Inc.1 ..............     47,772
         1,200    Encore Acquisition Co.1 ..............     22,980
         2,900    Encore Wire Corp.1 ...................     27,550
        14,346    Encysive Pharmaceuticals, Inc.1 ......     68,861
         9,400    Energen Corp .........................    313,020
         4,309    Energy Conversion Devices, Inc.1 .....     39,212
         7,100    Energy Partners Ltd.1 ................     82,005
         2,950    Engineered Support Systems, Inc ......    123,457
         3,600    Ennis Business Forms, Inc ............     52,380
         3,500    EnPro Industries, Inc.1 ..............     37,415
        12,300    Entegris, Inc.1 ......................    165,312
        48,600    Enterasys Networks, Inc.1 ............    147,258
         3,775    Entertainment Properties Trust .......    108,531
        15,800    Entrust, Inc.1 .......................     46,452
         5,799    Enzo Biochem, Inc.1 ..................    124,788
        10,500    Enzon, Inc.1 .........................    131,460
        11,400    Epicor Software Corp.1 ...............     68,286
         4,100    Epiq Systems, Inc.1 ..................     70,397
         4,200    EPIX Medical, Inc.1 ..................     59,430
        12,500    Equity Inns, Inc .....................     86,250
         6,650    Equity One, Inc., REIT ...............    109,060
         4,400    eResearch Technology, Inc.1,2 ........     97,504
         3,067    ESCO Electronics Corp.1,2 ............    134,948
         6,700    eSPEED, Inc.--Class A1 ...............     132,392
         8,600    Esperion Therapeutics, Inc.1,2 .......    168,474

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         8,819    ESS Technology, Inc.1 .................. $  85,985
         3,900    Essex Property Trust, Inc ..............   223,275
         4,500    Esterline Technologies Corp.1 ..........    78,345
         2,300    Ethyl Corp.1 ...........................    22,885
         5,600    Euronet Worldwide, Inc.1 ...............    60,536
         4,586    Evergreen Resources, Inc.1 .............   249,066
         3,900    Exact Science Corp.1 ...................    42,744
         2,400    Exactech, Inc.1 ........................    34,560
        10,282    Exar Corp.1 ............................   162,764
         1,635    Excel Technology, Inc.1 ................    37,327
           200    Exchange National Bancshares, Inc ......    11,136
         2,700    EXCO Resources, Inc.1 ..................    48,357
        12,000    Exelixis, Inc.1 ........................    83,280
         7,500    ExpressJet Holdings, Inc.1 .............   113,250
        16,500    Extended Stay America, Inc.1 ...........   222,585
        24,600    Extreme Networks, Inc.1 ................   130,380
         9,900    Exult, Inc.1 ...........................    84,843
         3,400    F&M Bancorp ............................   167,688
         6,400    F5 Networks, Inc.1 .....................   107,840
        10,683    FalconStor Software, Inc.1,2 ...........    71,469
           100    Farmer Bros. Co ........................    33,929
         1,200    Farmers Capital Bank Corp ..............    38,316
         2,116    FBL Financial Group, Inc.--Class A .....     42,637
         1,700    Federal Agricultural Mortgage Corp.--
                  Class C1 ...............................    37,995
        13,730    Federal Signal Corp ....................   241,236
         5,602    FEI Co.1 ...............................   105,094
        10,831    FelCor Lodging Trust, Inc ..............    85,023
         9,432    Ferro Corp .............................   212,503
         4,800    Fidelity Bankshares, Inc ...............   107,040
         3,848    Fidelity National Information
                  Solutions, Inc.1 .......................   100,356
         8,728    FileNet Corp.1 .........................   157,453
         3,000    Financial Federal Corp.1 ...............    73,200
           800    Financial Industries Corp ..............    11,792
         1,400    Financial Institutions, Inc ............    32,900
         3,400    FindWhat.com1 ..........................    64,396
        17,800    Finisar Corp.1 .........................    27,590
         5,200    Finish Line, Inc.--Class A1 ............   115,492
         2,100    Finlay Enterprises, Inc.1 ..............    34,755
         3,300    First Albany Cos., Inc .................    41,019
         1,700    First Bancorp ..........................    44,047
         1,400    First Busey Corp .......................    33,936
         8,300    First Charter Corp .....................   144,420
         1,300    First Citizens BancShares, Inc.--
                  Class A ................................   131,092
        12,580    First Commonwealth Financial Corp ......   163,037
         4,100    First Community Bancorp ................   127,797
         1,590    First Community Bancshares, Inc ........    56,127
         5,600    First Consulting Group, Inc.1 ..........    26,152
         2,600    First Essex Bancorp, Inc ...............   122,564
         3,200    First Federal Capital Corp .............    63,520

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         8,042    First Financial Bancorp .............. $  128,672
         3,090    First Financial Bankshares, Inc ......    103,391
         1,205    First Financial Corp., Indiana .......     63,744
         4,200    First Financial Holdings .............    113,568
         8,400    First Horizon Pharmaceutical Corp.1 ..     33,180
         2,200    First Indiana Corp ...................     37,664
         8,900    First Industrial Realty Trust, Inc ...    281,240
         3,032    First Merchants Corp .................     73,708
         1,090    First National Corp ..................     26,879
        20,060    First Niagara Financial Group, Inc ...    280,038
         1,700    First Oak Brook Bancshares, Inc ......     56,083
           100    First of Long Island Corp.1 ..........      3,990
         3,900    First Place Financial Corp ...........     67,548
         2,200    First Republic Bank1 .................     58,520
         5,082    First Sentinel Bancorp, Inc ..........     81,160
         2,581    First Source Corp ....................     47,903
         3,000    First State Bancorp ..................     82,530
           400    First United Corp ....................      8,508
         2,400    Firstbank Corp.--Michigan ............     72,912
         1,000    FirstFed America Bancorp, Inc ........     34,500
         3,800    FirstFed Financial Corp.1 ............    134,102
           900    Fisher Communications, Inc.1 .........     44,019
         8,450    Flagstar Bancorp, Inc ................    206,602
        10,677    Fleetwood Enterprises, Inc.1,2 .......     79,010
         7,900    Flir Systems, Inc.1 ..................    238,185
         5,100    Florida East Coast Industries, Inc.--
                  Class A ..............................    130,305
         8,025    Flowers Foods, Inc ...................    158,574
        11,000    Flowserve Corp.1 .....................    216,370
         3,600    Flushing Financial Corp ..............     79,812
         8,100    FMC Corp.1 ...........................    183,303
           600    FNB Corp .............................     16,242
         2,100    FNB Corp.--North Carolina ............     52,122
         6,300    Footstar, Inc.1,2 ....................     81,900
         9,400    Forest Oil Corp.1 ....................    236,128
         3,100    Forrester Research, Inc.1 ............     50,716
         3,725    Forward Air Corp.1 ...................     94,503
         6,091    Fossil, Inc.1,2 ......................    143,504
             1    Fourthstage Technologies, Inc.1 ......         --
         2,100    Franklin Electric Co., Inc ...........    116,865
         6,112    Freds, Inc.--Class A .................    227,244
        11,100    FreeMarkets, Inc.1,2 .................     77,256
        15,548    Fremont General Corp.2 ...............    213,008
         5,700    Friedman, Billings, Ramsey Group,
                  Inc.--Class A2 .......................     64,809
         9,529    Frontier Airlines, Inc.1 .............     86,523
         3,800    Frontier Financial Corp ..............    107,958
         5,709    Frontier Oil Corp ....................     86,777
         9,800    FTI Consulting, Inc.1,2 ..............    244,706
         8,700    FuelCell Energy, Inc.1,2 .............     71,253
         7,848    Fuller (H.B.) Co .....................    172,813
         5,172    G & K Services, Inc.--Class A ........    153,091

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         1,200    GA Financial, Inc ...................... $ 30,180
         2,300    Gabelli Asset Management, Inc.--
                  Class A1 ...............................   83,030
         5,420    Gables Residential Trust ...............  163,847
         2,800    Galyan' s Trading Co.1,2 ...............   40,152
         6,300    GameStop Corp.1 ........................   81,396
         3,250    Gardner Denver Machinery, Inc.1 ........   66,495
         2,500    Gart Sports Co.1,2 .....................   70,900
        19,985    Gartner Group, Inc.--Class A1 ..........  151,486
        52,000    Gateway, Inc.1 .........................  189,800
         9,500    GATX Corp ..............................  155,325
         4,700    Gaylord Entertainment, Inc.1 ...........   91,979
         2,640    GBC Bancorp ............................  101,376
         5,700    Gen-Probe, Inc.1 .......................  232,959
         6,800    GenCorp, Inc ...........................   60,452
         7,000    Gene Logic, Inc.1 ......................   41,790
         1,900    Genencor International, Inc.1 ..........   31,293
         6,450    General Cable Corp .....................   34,830
        13,000    General Communication--Class A1 ........  112,580
         4,500    Genesco, Inc.1 .........................   79,650
         2,600    Genesee & Wyoming, Inc.--Class A1 ......   53,482
         7,500    Genesis Health Ventures, Inc.1 .........  132,375
         7,300    Genesis Microchip, Inc.1 ...............   98,842
         3,900    Genlyte Group1 .........................  136,383
        11,200    Genta, Inc.1,2 .........................  149,184
         8,200    Gentiva Health Services, Inc.1 .........   73,800
         6,347    Georgia Gulf Corp ......................  125,671
         3,900    Gerber Scientific, Inc.1 ...............   25,974
         1,396    German American Bancorp ................   24,360
         9,200    Geron Corp.1,2 .........................   67,712
         5,000    Getty Realty Corp ......................  111,600
         4,700    Gevity HR, Inc .........................   55,554
         2,200    Gibraltar Steel Corp ...................   45,056
         3,300    Glacier Bancorp, Inc ...................   81,246
         3,600    Gladstone Capital Corp.5 ...............   74,268
         8,500    Glatefelter (P.H.) Co ..................  125,375
         3,451    Glenborough Realty Trust, Inc ..........   66,087
         8,500    Glimcher Realty Trust2 .................  190,400
         2,900    Global Imaging Systems, Inc.1 ..........   67,164
        18,200    Global Industries Ltd.1 ................   87,724
         7,100    Global Power Equipment Group, Inc.1 ....   33,015
        26,964    GlobespanVirata, Inc.1 .................  222,453
        11,100    Gold Bancorp, Inc ......................  116,661
         3,961    Golden Telcom, Inc.1 ...................   88,885
         6,500    Goody' s Family Clothing, Inc.1 ........   56,225
        36,400    Goodyear Tire & Rubber Co.1 ............  191,100
         1,400    Gorman-Rupp Co .........................   33,600
        12,898    Graftech International Ltd.1 ...........   70,294
         9,950    Granite Construction, Inc ..............  190,642
         4,700    Graphic Packaging
                  International Corp.1 ...................   21,197
         8,600    Gray Television, Inc ...................  106,640

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         1,000    Great American Financial
                  Resources, Inc .................... $  13,110
         5,668    Great Atlantic & Pacific Tea
                  Co.1 ..............................    49,878
         9,200    Great Lakes Chemical Corp .........   187,680
         4,900    Great Lakes REIT, Inc .............    78,400
         1,100    Great Southern Bancorp, Inc .......    42,394
        14,500    Greater Bay Bancorp ...............   296,090
         1,600    Green Mountain Coffee, Inc.1 ......    30,400
           150    Grey Global Group .................   115,877
        38,800    Grey Wolf, Inc.1 ..................   156,752
         2,800    Grief Bros Corp.--Class A .........    64,400
         8,370    Griffon Corp.1 ....................   133,920
         3,000    Group 1 Software, Inc.1 ...........    55,410
         4,200    Group Automotive, Inc.1 ...........   136,122
         5,600    GSI Commerce, Inc.1 ...............    37,408
         1,300    Guess, Inc.1 ......................     7,800
         8,800    Guilford Pharmaceuticals,
                  Inc.1,2 ...........................    39,952
         3,800    Guitar Center, Inc.1,2 ............   110,200
         2,700    Gulf Island Fabrication1 ..........    45,684
         3,400    GulfMark Offshore, Inc.1 ..........    57,392
         7,400    Gymboree Corp.1 ...................   124,172
         5,300    Haemonetics Corp.1,2 ..............    99,110
         6,982    Hain Celestial Group, Inc.1 .......   111,642
         5,100    Hancock Fabrics, Inc ..............    82,365
         4,250    Hancock Holding Co ................   200,005
         7,655    Handleman Co.1 ....................   122,480
         4,200    Handspring, Inc.1 .................     4,746
         6,500    Hanger Orthopedic Group, Inc.1 ....    74,425
         1,000    Hanmi Financial Corp ..............    17,470
        11,900    Hanover Compressor Co.1 ...........   134,470
         6,701    Harbor Florida Bancorp, Inc .......   160,556
         7,100    Harland (John H.) Co ..............   185,736
         8,600    Harleysville Group, Inc ...........   197,972
         3,875    Harleysville National Corp ........   104,858
        13,600    Harmonic, Inc.1 ...................    55,352
        12,700    Harris Interactive, Inc.1 .........    83,693
        11,900    Harvest Natural Resources, Inc.1 ..    75,803
         3,400    Haverty Furniture Cos., Inc .......    59,500
         1,600    Hawthorne Financial Corp.1 ........    55,456
         6,600    Headwaters, Inc.1 .................    96,954
        10,275    Health Care REIT, Inc .............   313,388
         1,900    Healthcare Services Group,
                  Inc.1 .............................     26,847
         5,900    HealthExtras, Inc.1 ...............    46,138
         8,724    Heartland Express, Inc.1 ..........   194,109
        31,800    Hecla Mining Co.1 .................   134,514
         3,000    HEICO Corp ........................    36,600
         5,600    Heidrick & Struggles
                  International, Inc.1,2 ............    70,672
         7,905    Helix Technology Corp .............   104,583
        21,200    Hercules, Inc.1 ...................   209,880
         5,900    Heritage Property Investment
                  Trust, REIT .......................   159,772

      ------------------------------------------------------------------
        SHARES        SECURITY                               VALUE
      ------------------------------------------------------------------
         4,000    Herley Industries, Inc.1 .............  $  67,920
         4,700    Hexcel Corp.1 ........................     15,040
         1,400    Hi-Tech Pharmacal Co., Inc.1 .........     56,938
         2,450    Hibbett Sporting Goods, Inc.1 ........     80,703
         2,461    Hickory Tech Corp ....................     27,563
        12,000    Highwoods Properties, Inc ............    267,600
         7,700    Hilb, Rogal and Hamilton Co.2 ........    262,108
        13,300    Hollinger International, Inc .........    143,241
         2,600    Hollis-Eden Pharmaceuticals, Inc.1 ...     32,838
         3,000    Holly Corp ...........................     82,800
        13,100    Hollywood Entertainment Corp.1 .......    225,320
         6,100    Hologic, Inc.1 .......................     80,398
         6,300    Home Properties of New York, Inc .....    222,012
        12,300    Hooper Holmes, Inc ...................     79,212
         8,268    Horace Mann Educators Corp ...........    133,363
           400    Horizon Financial Corp ...............      6,312
         9,600    Horizon Offshore, Inc.1 ..............     47,808
         2,800    Horizon Organic Holding Corp.1 .......     66,724
         7,750    Hot Topic, Inc.1 .....................    208,553
         3,400    Houston Exploration Co.1 .............    117,980
         2,500    Hudson Highland Group, Inc.1 .........     47,525
         2,900    Hudson River Bancorp, Inc ............     80,968
         5,800    Hughes Supply, Inc.2 .................    201,260
         4,940    Humboldt Bancorp .....................     73,902
         5,800    Hutchinson Technology1,2 .............    190,762
         4,100    Hydril Co.1 ..........................    111,725
         9,400    Hypercom Corp.1 ......................     39,010
         8,880    Hyperion Solutions Corp.1 ............    299,789
         2,200    Iberiabank Corp ......................    107,360
           400    ICT Group, Inc.1 .....................      4,184
         3,400    ICU Medical, Inc.1,2 .................    105,910
         8,500    IDACORP, Inc .........................    223,125
        22,800    Identix, Inc.1,2 .....................    144,780
         7,000    IDEX Corp ............................    253,680
         5,400    iDine Rewards Network, Inc.1 .........     74,196
         5,200    IDX Systems Corp.1 ...................     80,704
         4,106    IGEN International, Inc.1 ............    128,928
         4,500    IHOP Corp ............................    142,065
         3,600    II-VI, Inc.1 .........................     83,088
         8,363    ILEX OnOclogy, Inc.1 .................    162,326
         5,000    Imagistics International, Inc.1,2 ....    129,000
        25,500    IMC Global, Inc ......................    171,105
         3,600    Immucore, Inc.1 ......................     78,444
        11,379    ImmunoGen, Inc.1 .....................     48,588
        11,900    Immunomedics, Inc.1 ..................     75,089
         2,300    IMPAC Medical Systems, Inc.1 .........     48,024
        11,100    Impac Mortgage Holdings, Inc., REIT ..    185,259
         4,928    IMPATH, Inc.1 ........................     69,682
         6,900    Impax Laboratories, Inc.1,2 ..........     82,731
        11,541    In Focus Systems, Inc.1 ..............     54,474
         4,235    INAMED Corp.1 ........................    227,377
        20,700    Incyte Genomics, Inc.1 ...............     96,048

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         4,200    Independent Bank Corp.--
                  Massachusetts ........................ $   94,878
         5,901    Independent Bank Corp.--Michigan .....    151,597
        11,900    Indevus Pharmaceuticals, Inc.1 .......     74,256
         2,300    Inet Technologies, Inc.1 .............     22,931
         3,600    Infinity Property & Casual Corp ......     85,104
        10,200    Infonet Services Corp.--Class B1 .....     16,218
        14,800    Informatica Corp.1 ...................    102,268
         3,800    Information Holdings, Inc.1 ..........     69,350
         5,700    InfoSpace, Inc.1 .....................     77,349
         5,300    InfoUSA, Inc.1 .......................     42,930
         1,600    Ingles Markets, Inc.--Class A ........     16,160
         7,900    Innkeepers USA Trust .................     53,720
         4,900    Innovex, Inc.1 .......................     49,490
        14,100    Input/Output, Inc.1 ..................     75,858
        12,500    Insight Communications Co., Inc.1 ....    164,750
        12,262    Insight Enterprises, Inc.1 ...........    123,356
         4,266    Insignia Financial Group, Inc.--
                  Class A1 .............................     47,395
         7,090    Insituform Technologies--Class A1,2 ..    125,351
         6,300    Inspire Pharmaceuticals, Inc.1 .......     68,040
         3,222    Insurance Auto Auctions, Inc.1 .......     40,468
         4,822    Integra Bank Corp ....................     82,987
         4,300    Integra LifeSciences Holdings1 .......    113,434
         1,900    Integral Systems, Inc.1 ..............     37,772
         1,500    Integrated Defense Technology, Inc.1 .     23,265
         9,700    Integrated Electrical Services,
                  Inc.1 ................................     70,325
         9,100    Integrated Silicon Solution, Inc.1 ...     63,154
         9,600    InteliData Technology Corp.1 .........     29,376
         5,590    Inter-Tel, Inc .......................    118,620
         5,835    Intercept Group, Inc.1 ...............     48,781
         1,200    Interchange Financial Services Corp. .     23,544
        11,741    Interface, Inc .......................     54,478
        11,724    Intergraph Corp.1 ....................    252,066
        31,800    Interland, Inc.1 .....................     31,164
         4,636    Intermagnetics General Corp.1 ........     91,978
         6,000    Intermune, Inc.1,2 ...................     96,660
         3,500    International Multifoods Corp.1 ......     80,185
         9,300    Internet Security Systems, Inc.1 .....    134,757
         2,100    Interpool, Inc .......................     34,482
         5,800    Interpore International, Inc.1 .......     73,834
        10,200    Interstate Bakeries Corp .............    129,540
         4,787    IntertTAN, Inc.1 .....................     39,253
        11,000    Intervoice, Inc.1 ....................     54,340
        32,200    Interwoven, Inc.1 ....................     71,484
         5,000    Intrado, Inc.1 .......................     78,950
         8,900    Intuitive Surgical, Inc.1 ............     67,462
         6,200    Invacare Corp ........................    204,600
         6,700    Inveresk Research Group, Inc.1 .......    120,533
         2,100    Inverness Medical Innovations, .......
                  Inc.1,2 ..............................     40,530
        11,300    Investment Technology Group, Inc.1 ...    210,180
         6,100    Investors Real Estate Trust ..........     65,819

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         3,700    InVision Technologies, Inc.1 ..........  $ 91,945
        14,509    Iomega Corp.1,2 .......................   153,795
         5,400    Ionics, Inc.1,2 .......................   120,798
         2,000    iPayment Holdings, Inc.1 ..............    47,740
         5,000    Irwin Financial Corp.2 ................   129,500
        11,168    Isis Pharmaceuticals, Inc.1 ...........    59,190
         5,311    Isle of Capri Casinos, Inc.1,2 ........    87,791
           600    ITLA Capital Corp.1 ...................    24,258
         4,900    Itron, Inc.1 ..........................   105,644
         6,300    Ixia1 .................................    40,509
         2,900    IXYS Corp.1 ...........................    23,113
         1,300    J & J Snack Foods Corp.1 ..............    41,119
         5,350    J. Jill Group, Inc.1 ..................    90,094
         1,800    j2 Global Communications, Inc.1,2 .....    82,764
         8,198    Jack in the Box, Inc.1,2 ..............   182,815
        21,914    Jacuzzi Brands, Inc.1 .................   115,925
         7,500    JAKKS Pacific, Inc.1 ..................    99,675
         3,600    Jarden Corp.1 .........................    99,612
         8,382    JDA Software Group, Inc.1 .............    93,795
        13,600    JLG Industries, Inc ...................    92,480
         8,200    JNI Corp.1 ............................    40,426
         3,400    Jo-Ann Stores, Inc.--Class A1,2 .......    86,020
         2,200    John B. Sanfilippo & Son, Inc.1 .......    35,530
         7,882    Jones Lang LaSalle, Inc.1 .............   124,536
         1,700    Jos. A. Bank Clothiers, Inc.1 .........    56,831
         8,303    Journal Register Co.1 .................   150,201
        11,500    Joy Global, Inc.1 .....................   169,855
         3,100    K-Swiss, Inc.--Class A ................   107,012
         5,500    K-V Pharmaceutical Co.--Class A1 ......   152,900
         7,600    K2, Inc.1 .............................    93,100
         3,980    Kadant, Inc.1 .........................    74,625
         6,500    Kaman Corp.--Class A ..................    75,985
         8,000    Kana Software, Inc.1 ..................    24,240
         1,200    Kansas City Life Insurance Co .........    51,408
        15,700    Kansas City Southern Industries,
                  Inc.1 .................................   188,871
         7,090    Kaydon Corp ...........................   147,472
        11,000    KCS Energy, Inc.1 .....................    59,290
        12,400    Keane, Inc.1 ..........................   169,012
         2,200    Keithley Instruments, Inc .............    31,790
         5,982    Kellwood Co ...........................   189,211
         4,100    Kelly Services, Inc ...................    96,145
        20,700    KEMET Corp.1 ..........................   209,070
         8,512    Kennametal, Inc .......................   288,046
         2,350    Kenneth Cole Productions, Inc.--
                  Class A1 ..............................    45,802
         2,800    Kensey Nash Corp.1 ....................    72,800
         5,500    Keynote Systems, Inc.1 ................    57,640
         2,200    Keystone Automotive Industries, Inc.1 .    40,172
         5,300    Keystone Property Trust ...............    98,103
         7,600    Kilroy Realty Corp ....................   209,000
         7,200    Kimball International, Inc.--Class B ..   112,320
         3,800    Kindred Healthcare, Inc.1 .............    67,792

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         4,136    Kirby Corp.1 .......................... $ 116,635
         3,600    Kirkland' s, Inc.1 ....................    58,140
         3,400    Klamath First Bancorp., Inc ...........    57,188
        19,500    Knight Trading Group, Inc.1,2 .........   121,290
         7,052    Knight Transportation, Inc.1 ..........   175,595
         6,000    Koger Equity, Inc .....................   103,380
         5,500    Komag, Inc.1 ..........................    65,065
        20,700    Kopin Corp.1 ..........................   126,684
        10,123    Korn/Ferry International1 .............    81,996
         2,000    KOS Pharmaceuticals, Inc.1,2 ..........    46,940
         5,500    Kosan Biosciences, Inc.1 ..............    32,450
         3,400    Kramont Realty Trust ..................    56,100
         8,500    Kroll, Inc.1 ..........................   230,010
         5,081    Kronos, Inc.1 .........................   258,166
        13,600    Kulicke & Soffa Industries, Inc.1,2 ...    86,904
         3,100    KVH Industries, Inc.1 .................    76,663
         3,600    Kyphon, Inc.1 .........................    54,432
        13,200    La Jolla Pharmaceutical Co.1 ..........    43,164
        32,175    La Quinta Corp.1 ......................   138,674
         2,800    LabOne, Inc.1 .........................    60,368
         9,000    Labor Ready, Inc.1,2 ..................    64,530
         3,800    Laclede Group, Inc ....................   101,840
         1,942    Lakeland Bancorp, Inc.2 ...............    31,033
           300    Lakeland Financial Corp ...............     9,114
         8,600    Lance, Inc ............................    78,518
         4,400    Landamerica Financial Group ...........   209,000
         2,700    Landauer, Inc .........................   112,941
         4,800    Landry' s Restaurants, Inc ............   113,280
         3,712    Landstar System, Inc.1 ................   233,299
         1,950    Lannett Co., Inc.1,2 ..................    45,708
         2,600    LaSalle Hotel Properties ..............    38,428
         5,000    Laserscope1 ...........................    39,950
        24,000    Lattice Semiconductor Corp.1 ..........   197,520
           900    Lawson Products, Inc ..................    24,785
        12,600    Lawson Software, Inc.1 ................    97,902
         3,583    Learning Tree International, Inc.1 ....    56,002
        21,762    Legato Systems, Inc.1 .................   182,583
         3,800    LendingTree, Inc.1 ....................    93,024
         9,518    Lennox International, Inc .............   122,497
        14,200    Lexar Media, Inc.1 ....................   135,468
         7,222    Lexicon Genetics, Inc.1 ...............    48,460
         8,600    Lexington Corporate Properties Trust ..   152,220
         4,400    Libbey, Inc ...........................    99,880
         5,075    Liberty Corp ..........................   215,688
         8,900    LifePoint Hospitals, Inc.1 ............   186,366
        13,700    Ligand Pharmaceuticals, Inc.--
                  Class B1,2 ............................   186,183
         9,485    Lightbridge, Inc.--Class A1 ...........    83,089
         6,000    Lin TV Corp.--Class A1 ................   141,300
         9,374    Lincoln Electric Co ...................   191,323
         3,050    Lindsay Manufacturing Co ..............    70,821
        10,500    Linens `n Things, Inc.1 ...............   247,905
         7,800    Lionbridge Technologies, Inc.1 ........    39,702

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         3,000    Liquidmetal Technologies1,2 ............ $ 15,390
         2,400    Lithia Motors, Inc.--Class A1 ..........   38,808
         4,286    Littelfuse, Inc.1 ......................   95,835
         6,500    Local Financial Corp.1 .................   93,860
         3,454    LodgeNet Entertainment Corp.1 ..........   37,821
         5,500    Lone Star Steakhouse & Saloon, Inc. ....  119,735
         6,836    Lone Star Technologies, Inc.1 ..........  144,786
         7,583    Longs Drug Stores Corp .................  125,878
        11,200    Longview Fibre Co ......................   91,840
        22,500    LookSmart Ltd.1 ........................   63,675
        26,016    Louisiana-Pacific Corp.1 ...............  282,013
           800    LSB Bancshares, Inc ....................   13,848
         3,900    LSI Industries, Inc ....................   43,290
        11,274    LTX Corp.1,2 ...........................   97,182
         1,400    Lufkin Industries, Inc .................   34,090
         6,700    Luminex Corp.1,2 .......................   34,572
         2,700    Lydall, Inc.1 ..........................   28,890
         3,300    M/I Schottenstein Homes, Inc ...........  140,844
         1,035    Macatawa Bank Corp .....................   24,933
         7,803    MacDermid, Inc.2 .......................  205,219
        10,200    Macrovision Corp.1 .....................  203,184
         5,811    MAF Bancorp, Inc .......................  215,414
         4,900    Magma Design Automation, Inc.1 .........   84,035
        14,000    Magna Entertainment Corp.,--
                  Class A1 ...............................   70,000
        14,600    Magnum Hunter Resources, Inc.1 .........  116,654
         5,400    Mail Well, Inc.1 .......................   13,608
         2,200    Main Street Banks, Inc .................   55,660
           410    MainSource Financial Group, Inc ........    9,992
         5,100    Manhattan Associates, Inc.1 ............  132,447
         7,277    Manitowoc Co., Inc .....................  162,277
         3,100    ManTech International Corp.--
                  Class A1 ...............................   59,458
         4,400    Manufactured Home
                  Communities, Inc .......................  154,484
         2,700    Manufacturers' Services Ltd.1 ..........   13,095
        15,600    Manugistics Group, Inc.1 ...............   64,116
         3,550    Marcus Corp ............................   53,073
         5,722    Martek Biosciences Corp.1,2 ............  245,703
         2,622    Martha Stewart Living
                  Omnimedia, Inc.1,2 .....................   24,621
         1,700    MASSBANK Corp ..........................   61,489
        15,700    Massey Energy Corp .....................  206,455
         6,800    MasTec, Inc.1 ..........................   39,168
         1,500    Material Sciences Corp.1 ...............   14,550
         3,300    Matria Healthcare, Inc.1 ...............   58,245
         3,100    Matrix Service Co.1 ....................   53,258
        13,300    MatrixOne, Inc.1 .......................   76,342
         8,200    Matthews International Corp.--
                  Class A ................................  203,032
         7,400    Mattson Technology, Inc.1 ..............   22,866
         2,000    Maui Land & Pineapple Co., Inc.1 .......   44,960
         9,983    Maverick Tube Corp.1,2 .................  191,174

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         3,600    MAXIMUS, Inc.1 ......................... $  99,468
         2,200    Maxwell Shoe Co., Inc.1 ................    31,680
         6,300    Maxygen, Inc.1 .........................    69,111
         3,800    MB Financial, Inc ......................   152,152
         2,000    MBT Financial Corp .....................    35,000
         4,900    MCG Capital Corp .......................    71,050
         2,800    McGrath Rentcorp .......................    74,872
         4,000    McMoRan Exploration Co.1 ...............    44,560
        18,400    Medarex, Inc.1 .........................   121,256
        14,700    Mediacom Communications Corp.1 .........   145,089
         3,200    Medical Action Industries, Inc.1 .......    52,256
         1,200    Medical Staffing Network
                  Holdings, Inc.1 ........................     8,400
        10,000    Medicines Co.1 .........................   196,900
         1,665    Medis Technologies Ltd.1,2 .............    11,871
         3,025    MedQuist, Inc.1 ........................    61,226
         2,872    MemberWorks, Inc.1 .....................    56,722
         8,092    Men' s Wearhouse, Inc.1 ................   176,810
        10,392    Mentor Corp ............................   201,397
        16,400    Mentor Graphics Corp.1 .................   237,472
         2,200    Mercantile Bank Corp ...................    62,832
         6,522    Mercury Computer Systems, Inc.1 ........   118,440
         4,200    Meridian Bioscience, Inc ...............    38,262
        11,300    Meridian Resource Corp.1 ...............    53,449
        12,944    Meristar Hospitality Corp ..............    66,532
         4,100    Merit Medical Systems, Inc.1 ...........    81,918
         2,300    Meritage Corp.1 ........................   113,298
         9,100    Mesa Air Group, Inc.1 ..................    72,800
         3,300    Mesaba Holdings, Inc.1 .................    20,361
           400    Mestek, Inc.1 ..........................     7,200
         7,628    Methode Electronics, Inc.--Class A .....    82,001
         7,200    Metris Cos., Inc .......................    39,960
         7,000    Metro One Telecommunications, Inc.1 ....    36,120
           800    Metrologic Instruments, Inc.1 ..........    26,600
        13,900    MFA Mortgage Investments, Inc ..........   139,556
         3,400    MGE Energy, Inc ........................   106,692
         6,500    MGI Pharma, Inc.1 ......................   166,595
        13,000    Micrel, Inc.1 ..........................   135,070
        14,000    Micromuse, Inc.1 .......................   111,860
         4,783    MICROS Systems, Inc.1 ..................   157,743
         7,344    Microsemi Corp.1,2 .....................   117,504
         2,700    MicroStrategy, Inc.--Class A1 ..........    98,361
        13,200    Microtune, Inc.1,2 .....................    42,240
         4,400    Mid-America Apartment
                  Communities, Inc .......................   118,844
         6,200    Mid-Atlantic Realty Trust ..............   129,828
         6,900    Mid-State Bancshares ...................   136,275
         4,700    Midas, Inc.1 ...........................    56,964
         1,450    Middlesex Water Co .....................    35,728
         1,400    Midland Co .............................    31,094
        10,059    Midway Games, Inc.1,2 ..................    36,514
         4,200    Midwest Banc Holdings, Inc .............    81,564

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         5,698    Milacron, Inc .......................... $  27,863
        16,931    Millennium Chemicals, Inc ..............   161,014
         7,500    MIM Corp.1 .............................    48,975
         1,700    Mine Safety Appliances Co ..............    74,154
         4,468    Minerals Technologies, Inc.2 ...........   217,413
         4,300    Mission West Properties, Inc ...........    48,891
         5,900    MKS Instruments, Inc.1 .................   106,613
         4,174    Mobile Mini, Inc.1,2 ...................    68,161
         3,100    Mobius Management Systems, Inc.1 .......    23,157
         7,406    Modine Manufacturing Co ................   143,454
         3,500    Modtech Holdings, Inc.1 ................    32,165
         4,500    Molecular Devices Corp.1 ...............    71,595
         6,575    Monaco Coach Corp.1 ....................   100,795
         6,000    Monolithic Systems Technology, Inc.1 ...    54,360
         2,300    Monro Muffler Brake, Inc.1 .............    64,998
         3,600    Moog, Inc.--Class A1 ...................   125,100
         1,600    Mother' s Work, Inc.1 ..................    42,832
         1,700    Movado Group, Inc ......................    36,975
         5,325    Movie Gallery, Inc.1,2 .................    98,246
        22,572    MPS Group, Inc.1 .......................   155,295
         4,020    MRO Software, Inc.1 ....................    34,693
        30,734    MRV Communications, Inc.1 ..............    61,775
         8,500    MSC Software Corp.1,2 ..................    57,290
         1,000    MTC Technologies, Inc.1 ................    23,460
         7,500    MTR Gaming Group, Inc.1 ................    57,900
         6,900    MTS Systems Corp .......................   101,706
         8,200    Mueller Industries, Inc.1 ..............   222,302
         2,200    Multimedia Games, Inc.1 ................    56,100
         5,472    Myers Industries, Inc ..................    51,984
         9,300    Mykrolis Corp.1 ........................    94,395
         7,000    Myriad Genetics, Inc.1 .................    95,270
         9,997    N B T Bancorp, Inc .....................   193,442
        10,033    Nabi Biopharmaceuticals1 ...............    68,826
         1,325    NACCO Industries, Inc.--Class A ........    78,096
         3,400    Nara Bancorp, Inc ......................    64,600
         3,800    Nash Finch Co ..........................    63,270
           500    National Beverage Corp.1 ...............     6,950
         8,100    National Health Investors, Inc .........   149,364
         1,400    National Healthcare Corp.1 .............    27,552
         4,189    National Penn Bancshares, Inc ..........   117,627
           900    National Presto Industries, Inc ........    28,440
           600    National Western Life Insurance Co.--
                  Class A1 ...............................    66,258
        15,000    Nationwide Health Properties, Inc ......   238,950
         3,900    Nature' s Sunshine Products, Inc .......    31,239
         8,400    Nautica Enterprises, Inc.1 .............   107,772
         6,075    Nautilus Group, Inc.2 ..................    75,330
        11,875    Navigant Consulting, Inc.1 .............   140,719
         4,500    Navigant International, Inc.1 ..........    58,050
           733    NBC Capital Corp .......................    18,545
        12,338    NBTY, Inc.1 ............................   259,838
         3,800    NCI Building Systems, Inc.1 ............    63,460

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         4,211    NCO Group, Inc.1,2 ................... $  75,419
           700    NCP Litigation Trust1 ................        --
         8,089    NDCHealth Corp .......................   148,433
        12,000    Nektar Therapeutics1 .................   110,760
         1,600    Neoforma, Inc.1 ......................    17,472
         4,186    NeoPharm, Inc.1,2 ....................    57,976
         3,422    Neose Technologies, Inc.1,2 ..........    34,254
         4,300    Neoware Systems, Inc.1 ...............    65,962
        12,772    Net IQ Corp.1 ........................   197,455
        13,496    Net.B@nk, Inc ........................   177,607
         8,600    Net2Phone, Inc.1 .....................    37,238
         9,253    Netegrity, Inc.1 .....................    54,038
         2,400    Netflix, Inc.1 .......................    61,320
         3,400    Netratings, Inc.1 ....................    31,076
         4,100    Netscout Systems, Inc.1 ..............    22,017
         4,300    Network Equipment
                  Technologies, Inc.1 ..................    36,206
         4,400    New Century Financial Corp ...........   192,060
         2,300    New England Business Service, Inc ....    69,000
        17,800    New Focus, Inc.1 .....................    66,572
         7,950    New Jersey Resources Corp ............   282,225
         3,900    Newcastle Investment Corp ............    76,362
        18,925    Newpark Resources, Inc.1 .............   103,709
        10,000    Newport Corp.1 .......................   148,000
         1,400    NII Holdings, Inc.--Class B1 .........    53,578
         2,300    NL Industries, Inc ...................    39,100
         5,000    NN, Inc ..............................    63,300
         7,000    Nordson Corp .........................   166,950
         2,900    North Pittsburgh Systems, Inc ........    43,703
        16,900    Northwest Airlines Corp.1 ............   190,801
         2,200    Northwest Bancorp, Inc ...............    35,200
         7,807    Northwest Natural Gas Co .............   212,741
         2,500    Novastar Financial, Inc., REIT2 ......   149,375
         4,600    Noven Pharmaceuticals, Inc.1 .........    47,104
         7,370    NPS Pharmaceuticals, Inc.1 ...........   179,386
         2,976    NS Group, Inc.1 ......................    29,016
        10,444    Nu Skin Enterprises, Inc .............   109,140
         4,200    Nuance Communications, Inc.1,2 .......    22,680
         5,700    Nuevo Energy Co.1,2 ..................    99,465
         5,500    NUI Corp .............................    85,360
        15,200    Nuvelo, Inc.1 ........................    30,248
         6,870    NYFIX, Inc.1,2 .......................    43,625
           500    NYMAGIC, Inc .........................    10,130
         4,400    O' Charley' s, Inc.1 .................    94,732
         2,200    Oak Hill Financial, Inc ..............    55,066
        14,400    Oak Technology, Inc.1 ................    89,424
         5,300    Oakley, Inc.1 ........................    62,381
         3,500    Ocean Financial Corp .................    85,505
         5,700    Oceaneering International, Inc.1 .....   145,635
         3,000    Octel Corp ...........................    41,700
         5,200    Ocular Sciences, Inc.1 ...............   103,220
         7,500    Ocwen Financial Corp.1 ...............    34,050


      ------------------------------------------------------------------
        SHARES        SECURITY                               VALUE
      ------------------------------------------------------------------
         4,850    Odyssey Healthcare, Inc.1,2 ............ $ 179,450
        29,190    OfficeMax, Inc.1 .......................   191,195
         4,100    Offshore Logistics, Inc.1 ..............    89,175
        13,442    Ohio Casualty Corp.1 ...................   177,166
         4,200    Oil States International, Inc.1 ........    50,820
         3,800    Old Dominion Freight Line, Inc.1 .......    82,156
         1,199    Old Second Bancorp, Inc ................    51,377
        12,454    Olin Corp ..............................   212,963
         8,100    OM Group, Inc.1 ........................   119,313
         1,400    Omega Financial Corp ...................    47,880
         5,100    Omnicell, Inc.1 ........................    52,224
         4,900    OmniVision Technologies, Inc.1,2 .......   152,880
        11,600    Omnova Solutions, Inc.1 ................    46,864
         8,300    ON Semiconductor Corp.1,2 ..............    22,410
         6,000    Oneida Ltd .............................    40,500
         7,000    Onyx Pharmaceuticals, Inc.1 ............    86,310
        42,000    Openwave Systems, Inc.1 ................    81,900
        24,100    Oplink Communications, Inc.1 ...........    45,067
         3,600    OPNET Technologies, Inc.1 ..............    43,884
        14,300    Opsware, Inc.1 .........................    57,486
         3,300    Optical Communication Products, Inc.1 ..     5,940
         4,800    Option Care, Inc.1,2 ...................    55,344
         8,400    Orasure Technologies, Inc.1 ............    62,664
        12,260    Orbital Sciences Corp.1,2 ..............    89,498
         2,520    Oriental Financial Group ...............    64,739
        11,200    Orthodontic Centers of America, Inc.1 ..    89,712
         4,900    OrthoLogic Corp.1 ......................    22,491
         2,108    Oshkosh B' Gosh, Inc.--Class A .........    56,916
         3,625    Oshkosh Truck Corp .....................   215,035
         9,500    OSI Pharmaceuticals, Inc.1 .............   305,995
         3,100    OSI Systems, Inc.1 .....................    49,786
         4,800    Osteotech, Inc.1 .......................    65,232
         5,500    Otter Tail Power Co ....................   148,390
         2,800    Overland Storage, Inc.1 ................    56,952
         5,400    Overseas Shipholding Group, Inc ........   118,854
         3,000    Overstock.com, Inc.1,2 .................    43,530
        15,700    Overture Services, Inc.1 ...............   284,641
         8,000    Owens & Minor, Inc., Holding Co ........   178,800
         1,900    Oxford Industries, Inc .................    78,888
         1,300    P.A.M. Transportation Services, Inc.1 ..    32,656
         5,972    P.F. Chang' s China Bistro, Inc.1,2 ....   293,882
         4,700    Pacer International, Inc.1 .............    88,642
        10,033    Pacific Capital Bancorp ................   351,657
         5,200    Pacific Northwest Bancorp ..............   180,752
        11,305    Pacific Sunwear of California, Inc.1 ...   272,337
         1,400    Pacific Union Bank .....................    18,746
         6,400    Packeteer, Inc.1 .......................    99,648
         5,300    Pain Therapeutics, Inc.1 ...............    34,238
         3,450    Palm Harbor Homes, Inc.1 ...............    65,343
         7,520    Palm, Inc.1 ............................   122,350
         6,500    Panera Bread Co.--Class A1,2 ...........   260,000
         4,006    Papa John' s International, Inc.1,2 ....   112,368

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
        54,600   Parametric Technology Corp.1 ........ $ 166,530
         7,160   PAREXEL International Corp.1 ........    99,882
         3,687   Park Electrochemical Corp ...........    73,556
        27,000   Parker Drilling Co.1 ................    78,570
         2,700   Parkway Properties, Inc .............   113,535
         5,500   ParthusCeva, Inc.1 ..................    44,825
           600   Partners Trust Financial Group, Inc .    11,448
         2,600   Party City Corp.1 ...................    26,702
         9,100   Pathmark Stores, Inc.1 ..............    69,615
         7,013   Patina Oil & Gas Corp ...............   225,468
         9,250   Paxar Corp.1 ........................   101,750
         9,900   Paxson Communications Corp.1 ........    59,301
        16,100   Payless ShoeSource, Inc.1 ...........   201,250
           850   PC Connection, Inc.1 ................     5,780
         6,400   PC-Tel, Inc.1 .......................    75,904
         4,800   PDF Solutions, Inc.1 ................    55,440
         2,700   PDI, Inc.1 ..........................    27,432
           900   Peapack-Gladstone Financial Corp ....    28,827
         1,600   PEC Solutions, Inc.1,2 ..............    25,760
         5,600   Pediatrix Medical Group, Inc.1 ......   199,640
         3,700   Peet' s Coffee & Tea, Inc.1 .........    64,602
         1,100   Pegasus Communications Corp.1 .......    32,538
         7,504   Pegasus Systems, Inc.1 ..............   121,940
         2,500   Pegasystems, Inc.1 ..................    18,425
         8,700   Pemstar, Inc.1 ......................    36,453
         2,274   Penn Engineering &
                  Manufacturing Corp ..................   31,040
         7,800   Penn National Gaming, Inc.1 .........   160,290
         2,600   Penn Virginia Corp ..................   111,800
         3,800   Penn-America Group, Inc .............    42,750
         2,300   PennFed Financial Services, Inc .....    63,825
           960   PennRock Financial Services Corp ....    25,930
         5,100   Pennsylvania Real Estate
                  Investment Trust ....................  152,745
         4,200   Penwest Pharmaceuticals Co.1 ........   102,354
         1,400   Peoples Bancorp, Inc ................    35,378
           900   Peoples Holding Co ..................    39,825
        11,600   Pep Boys--Manny, Moe, & Jack ........   156,716
         8,233   Per-Se Technologies, Inc.1 ..........    92,457
        21,900   Peregrine Pharmaceuticals1 ..........    32,631
         6,900   Pericom Semiconductor Corp.1 ........    64,170
        17,000   Perot Systems Corp.--Class A1 .......   193,120
        15,598   Perrigo Co ..........................   243,953
         1,500   Perry Ellis International, Inc.1 ....    29,280
         8,300   PETCO Animal Supplies, Inc.1 ........   180,442
         2,300   Petroleum Development Corp.1 ........    21,137
         3,400   PFF Bancorp, Inc ....................   131,410
         7,200   Pharmacopeia, Inc.1 .................    59,400
         4,800   Philadelphia Consolidated
                  Holding Corp.1 .....................   193,920
         5,100   Phillips-Van Heusen Corp ............    69,513
        22,200   Phoenix Cos., Inc ...................   200,466


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         3,941    Photon Dynamics, Inc.1,2 ............ $   108,890
         6,568    Photronics, Inc.1,2 .................     114,612
         1,900    PICO Holdings, Inc.1 ................      24,700
         2,800    Pilgrims Pride Corp .................      27,076
         7,200    Pinnacle Entertainment, Inc.1 .......      48,960
        14,712    Pinnacle Systems, Inc.1 .............     157,418
         9,468    Pioneer Standard Electronics, Inc ...      80,289
         8,800    Pixelworks, Inc.1 ...................      52,272
         9,820    Plains Exploration & Production Co.1      106,154
         6,400    Plains Resources, Inc.1 .............      90,560
         4,300    Planar Systems, Inc.1,2 .............      84,108
         9,400    Plantronics, Inc.1,2 ................     203,698
         2,660    Playboy Enterprises, Inc.--Class B1 .      36,176
         6,100    Playtex Products, Inc.1 .............      39,162
         9,924    Plexus Corp.1 .......................     114,424
         7,600    Plug Power, Inc.1,2 .................      35,492
         7,500    PMA Capital Corp.--Class A2 .........      94,275
         9,513    PNM Resources, Inc ..................     254,473
         2,300    Polymedica Corp.2 ...................     105,317
        20,462    Polyone Corp ........................      91,056
         3,900    Pomeroy Computer Resources, Inc.1 ...      43,134
         5,476    Pope & Talbot, Inc ..................      60,510
         1,600    Port Financial Corp .................      86,208
        31,800    Portal Software, Inc.1 ..............      63,600
         2,300    Portfolio Recovery Associates, Inc.1       71,737
         5,200    Possis Medical, Inc.1 ...............      71,344
         7,500    Post Properties, Inc ................     198,750
         7,868    Potlatch Corp .......................     202,601
         2,300    Powell Industries, Inc.1 ............      33,672
         6,100    Power Integrations, Inc.1 ...........     148,352
        15,700    Power-One, Inc.1 ....................     112,255
        16,800    Powerwave Technologies, Inc.1 .......     105,336
         7,200    Pozen, Inc.1 ........................      79,056
         5,200    PracticeWorks, Inc.1 ................     100,360
        14,900    Praecis Pharmaceuticals, Inc.1 ......      73,010
         3,400    Pre Paid Legal Services, Inc.1,2 ....      83,402
         7,900    Prentiss Properties Trust ...........     236,921
         6,800    Presidential Life Corp ..............      95,948
         6,500    Presstek, Inc.1 .....................      40,495
        11,497    PRG-Schultz International, Inc.1,2 ..      67,832
        11,408    Price Communications Corp.1 .........     147,277
         5,216    Priceline.com, Inc.1,2 ..............     116,786
         1,922    Prima Energy Corp.1 .................      40,131
        12,100    Prime Hospitality Corp.1 ............      81,191
        33,900    PRIMEDIA, Inc.1 .....................     103,395
        14,300    Primus Telecommunications
                  Group, Inc.1 ........................      73,502
         7,900    Priority Healthcare Corp.--Class B1 .     146,545
         2,450    PrivateBancorp, Inc.2 ...............      66,812
         7,093    Proassurance Corp.1 .................     191,440
         2,000    Procurenet1 .........................          --
         2,900    Progenics Pharmaceuticals, Inc.1 ....      43,674

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                              VALUE
      ------------------------------------------------------------------
         7,794    Progress Software Corp.1 .............. $ 161,570
         5,500    Proquest Co.1,2 .......................   141,900
         4,900    Prosperity Bancshares, Inc ............    94,325
           300    Provident Bancorp, Inc ................     9,630
         7,563    Provident Bankshares Corp .............   192,176
        14,000    Provident Financial Services, Inc .....   266,700
        11,527    Province Healthcare Co.1,2 ............   127,604
        35,205    Proxim Corp.--Class A1 ................    51,399
         3,700    PS Business Parks, Inc ................   130,610
        20,963    PSS World Medical, Inc.1 ..............   120,537
        12,900    PTEK Holdings, Inc.1 ..................    62,565
         1,900    Pulitzer, Inc .........................    93,898
        11,800    Pumatech, Inc.1 .......................    40,120
         3,900    QAD, Inc.1 ............................    28,938
         1,500    Quaker Chemical Corp ..................    37,575
         2,000    Quaker City Bancorp, Inc.1 ............    82,100
         1,300    Quality Systems, Inc.1 ................    35,737
         5,000    Quanex Corp ...........................   148,600
        16,900    Quanta Services, Inc.1 ................   119,990
        36,100    Quantum Corp.1 ........................   146,205
         8,800    Quest Software, Inc.1 .................   104,720
         2,000    Quicksilver Resources, Inc.1 ..........    47,900
        12,700    Quicksilver, Inc.1 ....................   209,423
         4,400    Quidel Corp.1 .........................    27,368
         1,600    Quixote Corp ..........................    40,848
         4,800    R&G Financial Corp.--Class B ..........   142,560
         5,800    R.H. Donnelley Corp.1 .................   211,526
         5,024    Radiant Systems, Inc.1 ................    33,862
         5,574    RadiSys Corp.1 ........................    73,577
         7,400    RailAmerica, Inc.1 ....................    62,530
         7,856    Rainbow Technologies, Inc.1 ...........    66,069
        15,500    Raindance Communications, Inc.1 .......    38,595
         3,600    RAIT Investment Trust, REIT ...........    95,400
         8,660    Ralcorp Holdings, Inc.1 ...............   216,154
         3,300    Ramco-Gershenson Properties
                  Trust, REIT ...........................    76,890
        10,900    Range Resources Corp.1 ................    68,343
         5,050    RARE Hospitality International,
                  Inc.1,2 ...............................   165,034
         2,600    Raven Industries, Inc .................    51,792
         8,800    Rayovac Corp.1 ........................   113,960
         6,400    Raytech Corp.1 ........................    27,200
         4,200    RC2 Corp.1 ............................    71,442
        12,300    RCN Corp.1 ............................    24,354
        11,100    Reckson Associates Realty Corp ........   231,546
         3,200    Red Robin Gourmet Burgers1 ............    60,672
         4,200    Redwood Trust, Inc.2 ..................   167,622
         5,100    Regal-Beloit Corp .....................    97,410
         7,300    Regeneration Technologies, Inc.1 ......    97,017
         8,800    Regeneron Pharmaceuticals, Inc.1 ......   138,600
         6,500    Regent Communications, Inc.1 ..........    38,350
        10,400    Register.com, Inc.1 ...................    60,944
         5,400    RehabCare Group, Inc.1 ................    79,110

      ------------------------------------------------------------------
        SHARES        SECURITY                               VALUE
      ------------------------------------------------------------------
         5,250    Reliance Steel & Aluminum Co ......... $  108,675
        14,848    Remec, Inc.1 .........................    103,342
         6,300    Remington Oil & Gas Corp.1 ...........    115,794
         2,900    Renaissance Learning, Inc.1,2 ........     63,510
         6,861    Rent-Way, Inc.1 ......................     31,904
         8,900    Repligen Corp.1 ......................     46,102
        15,982    Republic Bancorp, Inc ................    214,478
           700    Republic Bancorp, Inc.--Class A ......     10,381
         3,000    Republic Bancshares, Inc .............     75,030
         3,541    Research Frontiers, Inc.1,2 ..........     49,574
         3,200    Resource America, Inc.--Class A ......     33,120
         1,500    Resource Bankshares Corp .............     51,360
         5,700    Resources Connection, Inc.1 ..........    136,002
         7,100    Restoration Hardware, Inc.1 ..........     31,950
        12,500    Retek, Inc.1 .........................     80,000
           500    Revlon1 ..............................      1,500
        42,100    RF Micro Devices, Inc.1 ..............    253,442
         9,600    RFS Hotel Investors, Inc .............    118,272
         5,700    Ribapharm, Inc.1 .....................     36,765
         1,800    Richardson Electronics Ltd ...........     14,580
         5,274    Riggs National Corp ..................     80,270
         3,600    Right Management Consultants, Inc.1 ..     45,540
        28,600    Riverstone Networks, Inc.1 ...........     33,748
         1,000    Riviana Foods, Inc ...................     26,910
         3,800    RLI Corp .............................    125,020
         2,600    Roadway Express, Inc .................     74,178
         3,200    Robbins & Myers, Inc .................     59,200
         2,983    Robert Mondavi Corp.--Class A1 .......     75,500
         4,800    Rock-Tenn Co.--Class A ...............     81,360
         3,900    Rofin-Sinar Technologies, Inc.1 ......     54,834
         3,600    Rogers Corp.1 ........................    119,880
         5,450    Rollins, Inc .........................    102,733
         6,960    Roper Industries, Inc ................    258,912
         2,700    Roto-Rooter, Inc .....................    102,978
         6,700    Roxio, Inc.1 .........................     44,823
           309    Royal Bancshares of Pennsylvania,
                  Inc.--Class A ........................      6,597
         4,800    Royal Gold, Inc.2 ....................    103,152
         2,100    RPC, Inc .............................     23,100
        11,100    RSA Security, Inc.1 ..................    119,325
         3,800    RTI International Metals, Inc.1 ......     41,154
         9,100    Ruddick Corp .........................    143,052
         2,300    Rudolph Technologies, Inc.1 ..........     36,708
         2,600    Russ Berrie & Co., Inc ...............     94,926
         7,800    Russell Corp .........................    148,200
        11,350    Ryan' s Family Steakhouses, Inc.1 ....    158,900
         6,888    Ryerson Tull, Inc.--Class A ..........     60,477
        16,000    S Corp.1 .............................     64,640
         8,360    S&T Bancorp, Inc .....................    229,315
         1,700    S.Y. Bancorp, Inc ....................     60,129
        34,600    Safeguard Scientifics, Inc.1 .........     93,420
         2,600    SafeNet, Inc.1                             72,748

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         8,300    SAFLINK Corp.1 .......................... $  53,950
         2,850    SAGA Communications, Inc.--
                  Class A1 ................................    55,433
         2,418    Salem Communications Corp.1 .............    48,387
         5,600    Salix Pharmaceuticals Ltd.1 .............    58,744
         2,728    Sanchez Computer Associates, Inc.1 ......    14,186
         1,900    Sanderson Farms, Inc ....................    53,390
         4,100    Sandy Spring Bancorp, Inc.2 .............   129,560
         6,761    SangStat Medical Corp.1 .................    88,501
         1,210    Santander BanCorp .......................    19,796
        23,800    Sapient Corp.1 ..........................    65,926
         1,900    Sauer, Inc ..............................    20,425
         1,900    Saul Centers, Inc .......................    48,640
        18,041    Savient Pharmaceuticals, Inc.1 ..........    83,710
         8,300    Saxon Capital, Inc.1 ....................   144,254
        13,700    SBA Communications Corp.1 ...............    41,648
         4,608    SBS Technologies, Inc.1 .................    45,301
        15,200    Scansoft, Inc.1,2 .......................    82,536
         3,300    ScanSource, Inc.1 .......................    88,275
         1,400    Schawk, Inc .............................    14,672
         1,700    Schnitzer Steel Industries, Inc.--
                  Class A .................................    75,004
         4,900    School Speciality, Inc.1,2 ..............   139,454
         9,100    Schulman, Inc ...........................   146,146
         5,000    Schweitzer-Mauduit International, Inc. ..   120,700
         8,400    SciClone Pharmaceuticals, Inc.1 .........    71,904
        12,000    Scientific Games Corp.--Class A1 ........   112,800
         5,575    SCP Pool Corp.1,2 .......................   191,780
         5,049    SCS Transportation, Inc.1 ...............    63,769
           100    Seaboard Corp ...........................    20,700
         7,400    SeaChange International, Inc.1 ..........    70,596
         3,600    Seacoast Banking Corp. of Florida .......    61,344
         6,600    Seacoast Financial Services Corp ........   130,680
         3,950    Seacor SMIT, Inc.1 ......................   144,136
         1,400    Second Bancorp, Inc .....................    36,120
         9,337    Secure Computing Corp.1 .................    81,512
        14,900    Seebeyond Technology Corp.1 .............    34,419
         5,800    Select Comfort Corp.1 ...................    95,004
         5,300    Select Medical Corp.1 ...................   131,599
         7,800    Selective Insurance Group, Inc ..........   195,390
         7,605    SEMCO Energy, Inc.2 .....................    44,261
         2,800    Semitool, Inc.1 .........................    13,804
        14,000    Semtech Corp.1 ..........................   199,360
        12,300    Senior Housing Properties Trust .........   166,788
        10,133    Sensient Technologies ...................   232,958
         1,100    Sequa Corp.--Class A1 ...................    37,730
         5,126    SERENA Software, Inc.1 ..................   107,031
         6,900    Serologicals Corp.1 .....................    94,047
         2,100    SFBC International, Inc.1 ...............    38,010
         2,300    Sharper Image Corp.1,2 ..................    62,721
         8,400    Shaw Group, Inc.1 .......................   101,220
           500    Shenandoah Telecommunications Co. .......    23,980


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         1,600    Shoe Carnival, Inc.1 ................... $  23,616
         8,390    ShopKo Stores, Inc.1 ...................   109,070
           700    Shore Bancshares, Inc ..................    21,525
         4,200    Shuffle Master, Inc.1,2 ................   123,438
         5,600    Sierra Health Services, Inc.1 ..........   112,000
        28,620    Sierra Pacific Resources1,2 ............   170,003
         5,200    Sigma Designs, Inc.1 ...................    56,472
         3,100    Silgan Holdings, Inc.1 .................    96,968
        47,300    Silicon Graphics, Inc.1 ................    53,922
        15,900    Silicon Image, Inc.1 ...................    88,722
        20,400    Silicon Storage Technology, Inc.1 ......    85,476
         9,400    Silicon Valley Bancshares1 .............   223,814
         2,100    Siliconix, Inc.1 .......................    75,810
         3,200    Simmons First National Corp.--
                  Class A ................................    64,032
         3,100    SimpleTech, Inc.1 ......................    12,431
         4,500    Simpson Manufacturing Co., Inc.1 .......   164,700
         8,718    Sinclair Broadcast Group, Inc.1 ........   101,216
         8,806    SIPEX Corp.1 ...........................    43,149
        21,400    Six Flags, Inc.1 .......................   145,092
         5,900    Sizeler Property Investors, Inc., ......    60,475
                  REIT
           400    SJW Corp ...............................    34,100
         5,689    Skechers USA, Inc.--Class A1 ...........    42,099
         1,000    Skyline Corp ...........................    30,000
        13,700    SkyWest, Inc ...........................   261,122
        34,400    Skyworks Solutions, Inc.1,2 ............   232,888
         5,920    SL Green Realty Corp ...................   206,549
         4,200    SM&A1 ..................................    47,712
         1,900    Smart & Final, Inc.1 ...................     8,797
         1,122    SoftBrands, Inc.1,2,6 ..................     1,094
         2,200    Sohu.com, Inc.1 ........................    75,152
         4,800    Sola International, Inc.1 ..............    83,520
        31,700    Solutia, Inc ...........................    69,106
         6,200    Sonic Automotive, Inc.1 ................   135,842
         8,865    Sonic Corp.1 ...........................   225,437
         4,200    Sonic Solutions1 .......................    36,204
        16,000    SonicWALL, Inc.1 .......................    76,800
         4,328    SonoSite, Inc.1 ........................    86,344
        50,600    Sonus Networks, Inc.1 ..................   254,518
        10,183    Sotheby' s Holding, Inc.--Class A1 .....    75,762
         1,100    Sound Federal Bancorp, Inc .............    14,949
         5,629    SoundView Technology Group, Inc.1 ......    56,965
         5,000    Source Interlink Cos., Inc.1 ...........    37,950
         4,683    SOURCECORP, Inc.1 ......................   101,153
        13,222    South Financial Group, Inc .............   308,469
         2,400    South Jersey Industries, Inc ...........    88,440
           500    Southern Financial Bancorp., Inc .......    15,280
        14,851    Southern Union Co.1 ....................   251,576
           500    Southside Bancshares, Inc ..............     8,970
         8,100    Southwest Bancorp of Texas1 ............   263,331
           400    Southwest Bancorp, Inc .................    10,964
         9,712    Southwest Gas Corp .....................   205,700

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         4,445    Southwest Water Co ................... $   62,097
         8,600    Southwestern Energy Co.1 .............    129,086
         3,800    Sovran Self Storage, Inc .............    119,700
        10,298    Spanish Broadcasting System, Inc.1 ...     83,929
         5,600    Spartech Corp ........................    118,776
         3,000    Specialty Laboratories, Inc.1 ........     30,750
         5,100    Spectralink Corp.1 ...................     50,388
         7,600    SpeechWorks International, Inc.1 .....     35,720
         2,954    Speedway Motorsports, Inc ............     79,167
        13,343    Spherion Corp.1 ......................     92,734
         5,480    Spinnaker Exploration Co.1,2 .........    143,576
         7,500    Sports Authority, Inc.1 ..............     80,250
         4,400    Sports Resorts International,
                  Inc.1,2 ..............................     21,472
         2,400    SPS Technologies, Inc.1 ..............     64,896
         4,100    SPSS, Inc.1 ..........................     68,634
         1,400    SRA International, Inc.--Class A1 ....     44,800
         3,100    SS&C Technologies, Inc.1 .............     49,445
         3,100    St Francis Capital Corp ..............     90,117
         8,400    St. Mary Land & Exploration Co .......    229,320
         5,400    STAAR Surgical Co.1 ..................     62,640
         4,600    Stage Stores, Inc.1 ..................    108,100
        11,900    Stamps.com, Inc.1 ....................     57,120
         3,400    Standard Commercial Corp .............     57,800
         4,361    Standard Microsystems Corp.1 .........     66,156
         2,800    Standard Motor Products, Inc .........     31,080
         3,400    Standard Register Co .................     56,032
         7,800    Standard-Pacific Corp.2 ..............    258,648
         2,100    Standex International Corp ...........     44,100
         1,900    Stanley Furniture Co., Inc ...........     52,079
         2,225    StarTek, Inc.1 .......................     58,518
         2,900    State Auto Financial Corp ............     65,105
           420    State Bancorp, Inc ...................      8,219
        14,800    Staten Island Bancorp, Inc ...........    288,304
         6,175    Steak n Shake Co.1 ...................     94,169
         9,830    Steel Dynamics, Inc.1,2 ..............    134,671
         6,596    Stein Mart, Inc.1 ....................     39,510
         1,000    Steinway Musical Instruments, Inc.1 ..     15,400
         6,800    Stellent, Inc.1 ......................     36,720
         1,200    Stephan Chemical Co ..................     27,120
         2,376    Sterling Bancorp .....................     66,267
        12,125    Sterling Bancshares, Inc .............    158,595
         3,375    Sterling Financial Corp.--
                  Pennsylvania .........................     78,469
         4,800    Sterling Financial Corp.--Spokane1 ...    116,928
         3,400    Steven Madden Ltd.1 ..................     74,256
         6,500    Stewart & Stevenson Services, Inc ....    102,375
        28,400    Stewart Enterprises, Inc.--Class A1 ..    122,120
         5,300    Stewart Information Services Corp.1 ..    147,605
        13,625    Stillwater Mining Co.1 ...............     70,033
         5,179    Stone Energy Corp.1 ..................    217,104
         2,400    Stoneridge, Inc.1 ....................     32,760
         1,500    Stratasys, Inc.1 .....................     52,755

      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
        18,300    Stratex Networks, Inc.1 ............... $  58,560
         1,200    Strattec Security Corp.1 ..............    63,840
         2,660    Strayer Education, Inc.2 ..............   211,337
         8,700    Stride Rite Corp ......................    86,652
         7,600    Sturm Ruger & Co., Inc ................    76,000
         2,100    Suffolk Bancorp .......................    67,620
         4,900    Summit Properties, Inc ................   101,185
         2,900    Sun Bancorp, Inc.1 ....................    57,710
         4,700    Sun Communities, Inc ..................   184,710
         4,025    Sunrise Assisted Living, Inc.1,2 ......    90,080
        11,000    Superconductor Technologies, Inc.1 ....    25,300
         9,783    SuperGen, Inc.1,2 .....................    52,828
        11,101    Superior Energy Services, Inc.1 .......   105,237
         2,900    Superior Financial Corp ...............    69,600
         5,300    Superior Industries International,
                  Inc. ..................................   221,010
         3,048    Supertex, Inc.1 .......................    55,992
         8,000    Support.com, Inc.1 ....................    51,920
        21,700    SureBeam Corp.--Class A1,2 ............    57,505
         3,100    Surewest Communications2 ..............    93,775
         3,900    SurModics, Inc.1,2 ....................   118,950
        11,700    Susquehanna Bancshares, Inc ...........   273,195
         7,320    Swift Energy Co.1 .....................    80,520
         3,711    SWS Group, Inc ........................    74,777
        21,100    Sybase, Inc.1 .........................   293,501
         9,300    Sybron Dental Specialties, Inc.1 ......   219,480
        41,700    Sycamore Networks, Inc.1 ..............   159,711
         7,100    Sykes Enterprises, Inc.1 ..............    34,719
         7,800    Sylvan Learning Systems, Inc.1 ........   178,152
         6,900    Symmetricom, Inc.1 ....................    30,360
         6,770    Symyx Technologies1 ...................   110,486
         3,100    Synaptics, Inc.1 ......................    41,726
         2,900    Synovis Life Technologies, Inc.1 ......    57,246
         2,800    Synplicity, Inc.1 .....................    14,644
           900    Syntel, Inc.1 .........................    14,157
         7,619    Systems & Computer
                  Technology Corp.1 .....................    68,571
         9,800    Take-Two Interactive Software,
                  Inc.1,2 ...............................   277,732
         7,733    TALK America Holdings, Inc.1 ..........    84,367
         4,050    TALX Corp .............................    91,490
         2,200    Tanger Factory Outlet Centers, Inc ....    72,776
         6,100    Tanox, Inc.1 ..........................    97,905
         9,300    Taubman Centers, Inc ..................   178,188
         5,500    TBC Corp.1 ............................   104,775
        10,400    Techne Corp.1 .........................   315,536
         9,300    Technitrol, Inc.1 .....................   139,965
         4,141    Tecumseh Products Co.--Class A ........   158,642
         1,300    Tejon Ranch Co.1 ......................    39,130
        12,200    Tekelec1 ..............................   137,860
         6,922    Teledyne Technologies, Inc.1 ..........    90,678
        12,300    TeleTech Holdings, Inc.1 ..............    52,029
         7,600    Telik, Inc.1,2 ........................   122,132
         2,600    Tennant Co ............................    95,550

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       22

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                               VALUE
      ------------------------------------------------------------------
         7,300    Tenneco Automotive, Inc.1,2 ............. $  26,280
        18,200    Terayon Communication Systems, Inc.1 ....    49,686
        10,468    Terex Corp.1,2 ..........................   204,335
        14,755    Tersoro Petroleum Corp.1,2 ..............   101,514
        14,216    Tetra Tech, Inc.1,2 .....................   243,520
         4,300    TETRA Technologies, Inc.1 ...............   127,495
         6,447    Texas Industries, Inc.2 .................   153,439
         7,089    Texas Regional Bancshares, Inc.--
                  Class A .................................   245,988
         5,900    Theragenics Corp.1 ......................    25,370
         7,000    Therasense, Inc.1 .......................    70,000
         5,800    TheStreet.com, Inc.1 ....................    27,260
        10,600    Thomas & Betts Corp.1 ...................   153,170
         3,300    Thomas Industries, Inc ..................    89,265
         4,100    Thor Industries, Inc ....................   167,362
        12,060    Thoratec Laboratories Corp.1,2 ..........   179,694
         9,697    THQ, Inc.1,2 ............................   174,546
         6,400    Three-Five Systems, Inc.1 ...............    44,160
        19,400    TIBCO Software, Inc.1 ...................    98,746
         5,300    Tier Technologies, Inc.--Class B1 .......    41,075
         7,400    TierOne Corp.1 ..........................   144,078
        12,200    Time Warner Telecommunications,
                  Inc.--Class A1 ..........................    77,714
        19,000    Titan Corp.1 ............................   195,510
         8,300    TiVo, Inc.1,2 ...........................   101,094
         4,100    Tollgrade Communications, Inc.1 .........    76,465
         1,300    Tompkins Trustco, Inc ...................    58,045
         8,244    Too, Inc.1 ..............................   166,941
        10,996    Topps Co., Inc.1 ........................    94,456
         6,800    Toro Co .................................   270,300
        17,790    Tower Automotive, Inc.1 .................    65,111
         2,600    Town & Country Trust ....................    60,450
         3,300    Tractor Supply Co.1 .....................   157,575
         5,400    Tradestation Group, Inc.1 ...............    55,404
         6,100    Trammel Crow Co.1 .......................    64,721
         6,109    Trans World Entertainment Corp.1,2 ......    31,278
        10,006    Transaction Systems Architecture,
                  Inc.--Class A1 ..........................    89,654
         8,545    Transkaryotic Therapies, Inc.1 ..........    98,609
         3,000    TransMontaigne Oil Co.1 .................    19,440
         3,550    TRC Cos., Inc.1 .........................    52,398
         8,155    Tredegar Industries, Inc ................   122,243
         2,100    Trex Co., Inc.1 .........................    82,425
         2,700    Triad Guaranty, Inc.1 ...................   102,465
         4,300    Triarc Cos., Inc.1,2 ....................   128,957
           200    TriCo Bancshares ........................     5,086
         7,606    Trimble Navigation Ltd.1 ................   174,406
         3,502    Trimeris, Inc.1 .........................   159,971
         9,012    Trinity Industries, Inc.2 ...............   166,812
         7,100    Tripath Imaging, Inc.1 ..................    48,493
        31,978    TriQuint Semiconductor, Inc.1 ...........   133,028
         6,800    Triton PCS Holdings, Inc.--Class A1 .....    34,340


      ------------------------------------------------------------------
        SHARES        SECURITY                               VALUE
      ------------------------------------------------------------------
         3,200    Triumph Group, Inc.1 ................... $  90,144
         6,100    TriZetto Group, Inc.1 ..................    36,844
         1,140    Troy Financial Corp ....................    30,951
         5,100    Trust Co. of New Jersey ................   154,530
        21,883    Trustco Bank Corp ......................   242,464
         2,900    TTM Technologies, Inc.1 ................    13,601
         2,900    Tuesday Morning Corp.1 .................    76,270
        11,000    Tularik, Inc.1 .........................   109,340
        12,190    Tupperware Corp.2 ......................   175,048
         7,600    Turnstone Systems, Inc.1 ...............    19,076
         6,566    Tweeter Home Entertainment
                  Group, Inc.1 ...........................    56,993
         6,800    Tyler Technologies, Inc.1 ..............    28,900
        18,334    U.S. Oncology, Inc.1,2 .................   135,488
         4,400    U.S. Physical Therapy, Inc.1 ...........    56,232
         3,300    U.S. Restaurant Properties, Inc ........    51,810
         1,917    U.S.B. Holding Co., Inc ................    34,027
         4,200    U.S.I. Holdings Corp.1 .................    49,392
        11,436    UCBH Holdings, Inc .....................   327,984
         9,200    UICI1 ..................................   138,644
         3,800    UIL Holdings Corp.2 ....................   154,090
         1,700    Ulticom, Inc.1 .........................    16,150
         4,000    Ultimate Electronics, Inc.1 ............    51,280
         5,128    Ultratech Stepper, Inc.1 ...............    94,817
         5,092    UMB Financial Corp .....................   215,901
         8,791    Umpqua Holdings Corp ...................   166,941
        12,382    Unifi, Inc.1 ...........................    76,768
         1,400    UniFirst Corp ..........................    30,660
         1,100    Union Bankshares Corp ..................    31,097
         8,800    Unisource Energy Corp ..................   165,440
         9,370    Unit Corp.1 ............................   195,927
         3,800    United Auto Group, Inc.1 ...............    82,764
         3,300    United Community Banks, Inc ............    82,434
         5,242    United Community Financial Corp ........    48,436
         1,200    United Fire & Casualty Co ..............    38,988
         3,200    United Industrial Corp .................    52,160
         5,893    United National Bancorp ................   162,588
         4,900    United Natural Foods, Inc.1 ............   137,886
         6,800    United Online, Inc.1,2 .................   172,312
         2,400    United PanAm Financial Corp.1 ..........    29,376
        12,400    United Rentals, Inc.1 ..................   172,236
         8,451    United Stationers, Inc.1 ...............   305,673
         3,700    United Surgical Partners
                  International, Inc.1 ...................    83,583
         4,428    United Therapeutics Corp.1 .............    96,442
         7,500    Universal American Financial Corp.1 ....    47,775
         3,400    Universal Compression Holdings, Inc.1 ..    70,924
         7,068    Universal Corp .........................   298,976
         5,115    Universal Display Corp.1,2 .............    45,626
         4,241    Universal Electronics, Inc.1 ...........    53,776
         4,700    Universal Forest Products, Inc .........    98,418
         3,600    Universal Health Realty Income Trust ...    97,200

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       23

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
         4,217    Unizan Financial Corp ............... $   74,093
        10,200    UNOVA, Inc.1 ........................    113,220
         2,700    Urban Outfitters, Inc.1 .............     96,930
         5,000    URS Corp.1 ..........................     97,300
         2,600    Urstadt Biddle Properties--Class A ..     33,436
         1,400    USANA Health Sciences, Inc.1 ........     61,894
        25,033    USEC, Inc ...........................    175,732
         6,451    USF Corp ............................    173,983
         9,300    USG Corp.1,2 ........................    176,700
         3,500    Vail Resorts, Inc.1 .................     47,145
        15,800    Valence Technology, Inc.1 ...........     47,242
         4,740    Valhi, Inc ..........................     45,599
         3,800    Valmont Industries, Inc .............     73,948
           400    Value Line, Inc .....................     19,644
        19,000    ValueClick, Inc.1 ...................    114,570
         4,500    ValueVision International, Inc.1 ....     61,335
         6,900    Vans, Inc.1 .........................     61,962
         7,206    Varian Semiconductor Equipment
                  Associates, Inc.1 ...................    214,451
         7,428    Varian, Inc.1 .......................    257,529
         9,200    Vastera, Inc.1 ......................     54,924
         6,700    VCA Antech, Inc.1 ...................    131,119
         5,674    Vector Group Ltd ....................     99,295
         5,900    Veeco Instruments, Inc.1 ............    100,477
         3,396    Ventana Medical Systems, Inc.1 ......     92,303
        20,300    Ventas, Inc .........................    307,545
         5,200    Veridian Corp.1 .....................    181,428
         1,200    Verint Systems, Inc.1 ...............     30,492
         6,800    Veritas DGC, Inc.1 ..................     78,200
         5,117    Verity, Inc.1 .......................     64,781
        18,600    Vertex Pharmaceuticals, Inc.1 .......    271,560
         5,900    ViaSat, Inc.1 .......................     84,606
         6,000    Viasys Healthcare, Inc.1 ............    124,200
         6,374    Vicor Corp.1 ........................     61,190
         9,200    Vicuron Pharmaceuticals, Inc.1 ......    130,456
        57,700    Vignette Corp.1 .....................    120,016
        10,790    Vintage Petroleum, Inc ..............    121,711
         4,700    Virage Logic Corp.1 .................     34,028
         1,100    Virginia Financial Group, Inc .......     30,800
         3,700    VistaCare, Inc.--Class A1 ...........     89,947
        31,100    Visteon Corp ........................    213,657
        10,400    VISX, Inc.1 .........................    180,440
         2,000    Vital Signs, Inc ....................     51,920
         7,300    VitalWorks, Inc.1 ...................     28,835
        51,400    Vitesse Semiconductor Corp.1 ........    252,888
         6,875    Vitria Technology, Inc.1 ............     39,394
         9,400    VIVUS, Inc.1 ........................     48,316
         1,400    Volt Information Sciences, Inc.1 ....     19,110
        11,450    W Holding Co., Inc.2 ................    193,734
         7,100    W-H Energy Services, Inc.1 ..........    138,308
        20,600    W.R. Grace & Co.1 ...................     90,846
         7,700    Wabash National Corp.1 ..............    108,031


      ------------------------------------------------------------------
        SHARES        SECURITY                            VALUE
      ------------------------------------------------------------------
        10,371    Wabtec Corp .......................... $   144,261
         1,400    Wackenhut Corrections Corp.1 .........      19,194
         8,600    Walter Industries, Inc ...............     101,050
         9,300    Warnaco Group, Inc.1 .................     125,085
           200    Warwick Valley Telephone Co ..........      16,408
         6,500    Washington Group International, Inc.1      142,740
         8,400    Washington Real Estate
                  Investment Trust .....................     228,480
         2,100    Washington Trust Bancorp, Inc ........      48,279
         6,700    Waste Connections, Inc.1,2 ...........     234,835
        10,400    WatchGuard Technologies, Inc.1 .......      47,840
         4,553    Watsco, Inc.--Class A ................      75,398
         7,500    Watson Wyatt and Co. Holdings1 .......     173,850
         2,880    Watts Industries, Inc.--Class A ......      51,408
         8,280    Wausau-Mosinee Paper Co ..............      92,736
         9,900    Waypoint Financial Corp ..............     178,596
         3,400    WCI Communities, Inc.1 ...............      65,382
         5,000    WD-40 Co .............................     142,750
         5,400    WebEx Communications, Inc.1 ..........      75,330
        11,000    webMethods, Inc.1 ....................      89,430
         5,400    Websense, Inc.1,2 ....................      84,564
         2,000    Weis Markets, Inc ....................      62,040
         9,800    Wellman, Inc .........................     109,760
         5,900    WesBanco, Inc ........................     143,370
         3,777    WESCO International, Inc.1 ...........      22,662
         2,600    West Bancorp .........................      46,358
         5,500    West Coast Bancorp ...................     100,100
         3,900    West Marine, Inc.1 ...................      68,289
         2,636    West Pharmaceutical Services, Inc ....      64,582
        15,700    Westar Energy, Inc ...................     254,811
         3,280    Westcorp, Inc ........................      91,840
        12,300    Westell Technologies, Inc.1 ..........     106,395
        13,400    Western Wireless Corp.--Class A1 .....     154,502
         7,400    Wet Seal, Inc.--Class A1 .............      79,032
         2,500    WFS Financial, Inc.1 .................      83,775
         6,100    White Electronic Designs Corp.1 ......      64,599
         2,000    Whitehall Jewellers, Inc.1 ...........      18,140
         3,200    Whitman Education Group, Inc.1 .......      49,120
         7,589    Wild Oats Market, Inc.1,2 ............      82,720
           600    William Lyon Homes, Inc.1 ............      19,110
         4,700    Willow Grove Bancorp, Inc ............      79,759
         5,100    Wilson Greatbatch Technologies, Inc.1      184,110
         5,700    Wilsons the Leather Experts1 .........      41,097
         5,900    WilTel Communications, Inc.1 .........      86,966
        20,500    Wind River Systems, Inc.1 ............      78,105
         2,747    Winnebago Industries .................     104,111
         2,200    Winston Hotels, Inc ..................      17,974
         5,350    Wintrust Financial Corp.2 ............     158,360
         6,800    Wireless Facilities, Inc.1 ...........      80,920
         4,700    WMS Industries, Inc.1,2 ..............      73,273
         9,900    Wolverine World Wide, Inc ............     190,674
         2,267    Woodhead Industries, Inc .............      28,383

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


      ------------------------------------------------------
        SHARES        SECURITY                        VALUE
      ------------------------------------------------------

        2,700  Woodward Governor Co ............. $  116,100
        5,000  World Acceptance Corp.1 ..........     81,400
        3,300  World Fuel Services Corp .........     81,147
        2,922  World Wrestling Entertainment,
               Inc ..............................     30,067
        5,200  Wright Medical Group, Inc.1 ......     98,800
        2,300  WSFS Financial Corp ..............     88,320
        3,400  X-Rite, Inc ......................     33,694
        7,200  Xicor, Inc.1 .....................     45,144
        7,148  Yankee Candle Co., Inc.1 .........    165,977
        3,200  Yardville National Bancorp .......     62,400
        6,800  Yellow Corp.1 ....................    157,420
        8,900  York International Corp ..........    208,260
        4,161  Young Broadcasting Corp.--Class
               A1 ...............................     87,922
        7,500  Zale Corp.1 ......................    300,000
        2,700  Zenith National Insurance
               Corp.2 ...........................     76,950
        2,800  Zoll Medical Corp.1 ..............     93,968
        6,500  Zoran Corp.1,2 ...................    124,865
        4,822  Zygo Corp.1 ......................     38,576
        2,200  Zymogenetics, Inc.1 ..............     25,608
                                              --------------
     TOTAL COMMON STOCKS
     (Cost $   188,379,641) .................... 182,202,357
                                              --------------

      ---------------------------------------------------------
         PRINCIPAL
          AMOUNT/
          SHARES     SECURITY                            VALUE
      ---------------------------------------------------------
                     SHORT-TERM INSTRUMENTS--1.80%
                     U.S. TREASURY   BILLS4 --1.80%
       $ 286,000     1.11%, 07/17/033 .............. $   285,870
       1,988,000     0.76%, 07/24/032 ..............   1,987,047
           1,000     1.04%, 08/14/03 ...............         999
           5,000     1.02%, 08/21/03 ...............       4,994
          90,000     0.86%, 09/11/03 ...............      89,846
         328,000     0.86%, 09/18/03 ...............     327,379
         688,000     0.84%, 09/25/03 ...............     686,590

   TOTAL SHORT-TERM INSTRUMENTS
        (Cost $ 3,382,771) .........................   3,382,725
                                                    -------------
   CASH EQUIVALENTS--11.97%
        22,465,357  Daily Assets Fund
                      Institutional1.08%7
                      (Cost $ 22,465,357) ...11.97    22,465,357
   TOTAL INVESTMENTS
        (Cost $ 214,227,769) ...............110.89% $208,050,439

   LIABILITIES IN EXCESS OF
        OTHER ASSETS .......................(10.89)  (20,437,753)
                                            ------- -------------
   NET ASSETS ..............................100.00% $187,612,686
                                            ------- -------------

1 Non-income producing security.
2A ll or a portion of this security was on loan (see Note 1). The value of all securities loaned at June 30, 2003 amounted to $16,763,829.
3 Held as collateral for future contracts.
4 Rates shown represent effective yield at time of purchase.
5 Closed end mutual fund.
6 When Issued.
7 The rate shown is the annualized seven-day yield at period end.
 REIT--Real Estate Investment Trust

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

---------------------------------------------------------------------------------------
                                                                         JUNE 30, 2003
---------------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $191,762,412) ............................ $ 185,585,082
   Investments in affiliated issuers, at value (cost $22,465,357) ......    22,465,357

   Cash ................................................................           884
   Receivable for securities sold ......................................    32,850,315
   Receivable for capital shares sold ..................................       240,953
   Dividends and interest receivable ...................................       207,677
   Variation margin receivable for future contracts ....................        42,883
   Other Assets ........................................................         1,222
                                                                         -------------
Total assets ...........................................................   241,394,373
                                                                         -------------
LIABILITIES
   Payable for securities purchased ....................................    30,411,307
   Payable upon return of securities loan ..............................    22,465,357
   Payable for capital shares redeemed .................................       754,755
   Advisory fees payable ...............................................        32,223
   12b-1 fee payable ...................................................         1,421
   Administration fee payable ..........................................        35,987
   Custody fee payable .................................................        26,147
   Accrued expenses and other ..........................................        54,490
                                                                         -------------
Total liabilities ......................................................    53,781,687
                                                                         -------------
NET ASSETS ............................................................. $ 187,612,686
                                                                         -------------
COMPOSITION OF NET ASSETS
   Paid-in capital ..................................................... $ 208,667,688
   Undistributed net investment income .................................       800,109
   Accumulated net realized loss on investments and futures transactions   (15,680,081)
   Net unrealized depreciation of investments and futures contracts ....    (6,175,030)
                                                                         -------------
NET ASSETS ............................................................. $ 187,612,686
                                                                         -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A1 ............................................................ $        9.82
                                                                         -------------
   Class B2 ............................................................ $        9.82
                                                                         -------------

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $180,507,052 and 18,383,770 shares outstanding at June 30, 2003 and
  0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $7,105,634 and 723,402 shares outstanding at June 30, 2003 and 0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                                                             FOR THE SIX
                                                                                            MONTHS ENDED
                                                                                           JUNE 30, 2003
INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $369) ............................             $  1,077,468
   Interest ...................................................................                   21,973
   Securities lending income ..................................................                   42,901
                                                                                            ------------
TOTAL INVESTMENT INCOME .......................................................                1,142,342
                                                                                            ------------
EXPENSES
   Advisory fees ..............................................................                  261,091
   Administration and services fees ...........................................                   87,196
   Printing and shareholder reports ...........................................                   25,649
   Custodian fees .............................................................                   31,668
   Transfer agent fees ........................................................                   32,340
   Trustees fees ..............................................................                    3,250
   Professional fees ..........................................................                   20,272
   12b-1 fees (Class B Shares) ................................................                    4,451
   Miscellaneous ..............................................................                    3,379
                                                                                            ------------
Total expenses ................................................................                  469,296
Less: fee waivers .............................................................                 (132,664)
                                                                                            ------------
Net expenses ..................................................................                  336,632
                                                                                            ------------
NET INVESTMENT INCOME .........................................................                  805,710
                                                                                            ------------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions ..................................................               (7,774,039)
     Futures transactions .....................................................                  467,694
   Net change in unrealized appreciation/depreciation of investments
     and futures contracts ....................................................               31,448,681
                                                                                            ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURE CONTRACTS ..........               24,142,336
                                                                                            ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................................             $ 24,948,046
                                                                                            ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                       FOR THE SIX                   FOR THE
                                                                      MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2003 1         DECEMBER 31, 2002
                                                                    -------------              -------------
INCREASE (DECREASE) IN NET ASSETS
FROM: OPERATIONS
   Net investment income ......................................     $     805,710              $   1,706,021
   Net realized gain (loss) from investment and futures
     transactions .............................................        (7,306,345)                (4,477,782)
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts......................        31,448,681                (35,517,739)
                                                                    -------------              -------------
   Net increase (decrease) in net assets from operations ......        24,948,046                (38,289,500)
                                                                    -------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares ...........................................        (1,488,587)                (1,121,448)
     Class B Shares ...........................................           (26,555)                   (18,422)
   Net realized gain on investment and futures transactions:
     Class A Shares ...........................................                --                    (84,253)
     Class B Shares ...........................................                --                     (1,765)
                                                                    -------------              -------------
Total distributions ...........................................        (1,515,142)                (1,225,888)
                                                                    -------------              -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares...................       13,897,415                 31,443,771
   Net increase resulting from Class B Shares...................        4,268,441                  2,343,495
                                                                    -------------              -------------
Net increase in net assets from capital share transactions ....        18,165,856                 33,787,266
                                                                    -------------              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................        41,598,760                 (5,728,122)
                                                                    -------------              -------------
NET ASSETS
   Beginning of period ........................................       146,013,926                151,742,048
                                                                    -------------              -------------
   End of period (including undistributed net investment income
     of $800,109 and $1,509,541, respectively).................     $ 187,612,686              $ 146,013,926
                                                                    -------------              -------------

1 Unaudited

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES                         FOR THE SIX
                                      MONTHS ENDED
                                          JUNE 30,                               FOR THE YEARS ENDED DECEMBER 31,
                                            2003 1        2002         2001         2000         1999       1998
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
  BEGINNING OF PERIOD ................ $      8.45  $      10.73  $     11.10  $      11.61   $    10.06   $10.51
                                          ----------   ----------  ----------  ------------    ---------   -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment income2 .............        0.05          0.10         0.06          0.10         0.09     0.06
  Net realized and unrealized
     gain (loss) on investments
     and futures contracts ...........        1.42         (2.31)        0.16         (0.55)        1.92    (0.30)
                                          ----------   ----------  ----------     ----------   ----------   -------
Total from investment
  operations .........................        1.47         (2.21)        0.22         (0.45)        2.01    (0.24)
                                          ----------   ----------  ----------     ----------   ----------   -------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............       (0.10)        (0.06)       (0.06)            --       (0.12)   (0.05)
  Net realized gain from
     investment and futures
     transactions ....................          --         (0.01)       (0.53)        (0.06)       (0.34)   (0.16)
                                          ----------   ----------  ----------    ----------     ----------  -------
Total distributions ..................       (0.10)        (0.07)       (0.59)        (0.06)       (0.46)   (0.21)
                                          ----------   ----------  ----------    ----------     ----------  -------
NET ASSET VALUE,
  END OF PERIOD ...................... $      9.82  $       8.45  $     10.73  $      11.10   $    11.61   $10.06
                                          ----------   ----------  ----------    ----------     ----------  -------
TOTAL INVESTMENT RETURN3 .............       17.47%       (20.58)%       2.07%        (3.87)%      20.16%   (2.18)%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (000s omitted) ..................   $ 180,507     $ 143,847  $   151,742      $104,095      $55,559  $36,744
  Ratios to average net assets:
     Net investment income ...........      1.08%4          1.09%        1.07%         1.13%        1.14%    1.18%
     Expenses after waiver
       and/or reimbursements .........      0.45%4          0.45%        0.45%         0.45%        0.45%    0.45%
     Expenses before waivers
       and/or reimbursements .........      0.62%4          0.61%        0.63%         0.69%        1.18%    1.58%
  Portfolio turnover rate ............        66%4            40%          44%           51%          68%      30%

1 Unaudited.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       29

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------
CLASS B SHARES                                                         FOR THE PERIOD
                                                     FOR THE SIX     APRIL 30, 2002 2
                                                    MONTHS ENDED              THROUGH
                                                 JUNE 30, 2003 1    DECEMBER 31, 2002
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............. $      8.44              $  11.23
                                                       --------              --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income3 ..........................        0.04                  0.06
  Net realized and unrealized gain (loss) on
     investments and futures contracts ............        1.41                 (2.79)
                                                       --------              --------
Total from investment operations ..................        1.45                 (2.73)
                                                       --------              --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...........................       (0.07)                (0.05)
  Net realized gain on investment and
     futures transactions .........................          --                 (0.01)
                                                       --------              --------
Total distributions ...............................       (0.07)                (0.06)
                                                       --------              --------
NET ASSET VALUE, END OF PERIOD ....................   $    9.82             $    8.44
                                                       --------              --------
TOTAL INVESTMENT RETURN 4 .........................       17.27%               (24.34)%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s omitted) ........   $   7,106             $   2,167
  Ratios to average net assets:
     Net investment income 5.......................        0.88%                 1.11%
     Expenses after waivers and/or ................        0.70%                 0.70%
     reimbursements 5 .............................
     Expenses before waivers and/or 5 .............        0.87%                 0.88%
     reimbursements
  Portfolio turnover rate .........................          66% 5                 40%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       30

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-- ORGANIZATION AND SIGNIFICANT
         ACCOUNTING POLICIES

A. ORGANIZATION
Scudder Investments VIT Funds (the `Trust') is registered under the Investment Company Act of 1940 (the `1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Small Cap Index Fund (the `Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------
                                       31

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At June 30, 2003, $22,465,357 of cash collateral was invested in the Daily Assets Fund Institutional.

H. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. (`Advisor' or `DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

Effective April 30, 2003, Northern Trust Investments, Inc. (`NTI') serves as subadvisor to the Fund. DeAM, Inc. pays a fee to NTI for acting as subadvisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of average daily net assets for Class A Shares and 0.70% of average daily net assets for Class B shares until April 30, 2005.

Deutsche Bank Trust Company Americas (`Custodian'), an affiliate of the Advisor, is the Fund's Custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. (`Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC Distributors, Inc.) an annual fee, pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.


--------------------------------------------------------------------------------
                                       32

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--CAPITAL SHARE TRANSACTIONS Transactions in capital shares were as follows:



                                                          Class A Shares
              ----------------------------------------------------------
              For the Six Months Ended                For the Year Ended
                       June 30, 2003 1                 December 31, 2002
              ------------------------       ---------------------------
                 Shares         Amount        Shares           Amount
              ----------   -----------    -----------    --------------
Sold            8,269,231  $ 72,898,605    19,190,646    $   188,561,139
Reinvested        171,892     1,488,587       142,348          1,205,701
Redeemed       (7,085,970)  (60,489,777)  (16,447,587)      (158,323,069)
               ----------    -----------  -----------     --------------
Net increase    1,355,153  $ 13,897,415     2,885,407    $    31,443,771
               ----------   -----------    -----------    --------------

                                                          Class B Shares
              ------------------------------------------------------------
                For the Six Months         For the Period April 30, 2002 2
              Ended June 30, 20031               through December 31, 2002
              -----------------------      -------------------------------
                 Shares         Amount        Shares           Amount
               ----------     -----------  ----------       ------------
Sold              716,912   $  6,594,298      789,983       $  6,953,582
Reinvested          3,069         26,555        2,377             20,135
Redeemed         (253,340)    (2,352,412)    (535,599)        (4,630,222)
               ----------     -----------  -----------      ------------
Net increase      466,641   $  4,268,441      256,761       $  2,343,495
               -----------   ------------  -----------      ------------

1 Unaudited.
2 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term obligations, for the six months ended June 30, 2003, were $69,219,005 and $53,213,092, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, and reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

Undistributed          Undistributed
Net Investment         Net Realized           Paid-in
Income                 Gain/Loss              Capital
------                 ---------              -------
$(195,746)             $194,964               $782

For federal income tax purposes, the tax basis of investments held at December 31, 2002 was $189,022,610. The net unrealized depreciation for all securities based on tax cost was $42,303,452. The aggregate gross unrealized appreciation for all investments at December 31, 2002 was $9,905,414 and the aggregate gross unrealized depreciation for all investments was $52,208,866. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the year ended December 31, 2002 and 2001 were characterized as follows for tax purposes:

Distributions paid from:                  2002            2001
------------------------                  ----            ----
Ordinary income                   $  1,141,647    $  4,674,915
Net long-term capital gains             84,241       3,189,911

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $        1,509,541
Accumulated capital loss                    $      (3,693,995)
Unrealized appreciation/(depreciation)      $     (42,303,452)

The tax character of current year distributions will be determined at the end of the current year.

At December 31, 2002, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $3,693,995, all of which expires in 2010.

NOTE 7--LINE OF CREDIT
Effective April 11, 2003, the Fund entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving line of credit facility covers the funds and portfolios advised or administered by the Advisor or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under its agreement.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Prior to April 11, 2003, the Fund participated with other affiliated entities in an unsecured revolving line of credit facility with a syndicate of banks in the amount of $200,000,000.

NOTE 8--FUTURES CONTRACTS
The Fund had the following open contracts at June 30, 2003:

Type of                                          Market   Unrealized
Future        Expiration    Contracts   Position  Value   Appreciation
------        ----------    ---------   --------  -----   ------------
Russell 2000  September
   Index         2003         26         Long  $ 5,829,200  $2,300
   Future

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The `market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2003, the Fund pledged securities with a value of $271,700 to cover margin requirements on open futures contracts.

NOTE 9--SHAREHOLDER MEETING RESULTS
A Special Meeting of Shareholders of the Fund was held on March 17, 2003. At the meeting the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Fund and the Advisor.

Affirmative         Against              Abstain
-----------         -------              -------
13,520,748          304,394              1,261,999

2. To approve an investment subadvisory agreement for the Fund between the Advisor and Northern Trust Investments, Inc. (`NTI').

Affirmative         Against              Abstain
-----------         -------              -------
13,304,582          435,282              1,347,278

NOTE 10--OTHER INFORMATION
On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Trustees of the Fund approved changing the Fund's custodian to State Street Bank and Trust Company (`State Street') at Board meetings held on February 24, 2003 and March 27, 2003. Deutsche Bank and Trust Companies Americas (formerly, Bankers Trust Company), an affiliate of the Fund's Advisor, currently serves as the custodian to the Fund. On July 21, 2003, State Street is the Fund's custodian.

In connection with the transaction, on January 13, 2003 the Board approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for the Fund, subject to oversight from Deutsche. At a later date, DeAM, Inc. will make recommendations to the Fund's Board regarding its security lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Fund.

In addition, on January 31, 2003, Deutsche Bank AG completed its sale of the global passive equity, enhanced equity and passive fixed income businesses to NTI, an indirect subsidiary of Northern Trust Corporation. Under this agreement, DeAM, Inc. would remain the investment advisor to the Fund and NTI would become the subadvisor, subject to Board and shareholder approval and satisfaction of certain other conditions. Effective April 30, 2003, NTI serves as subadvisor to the Fund.

--------------------------------------------------------------------------------
                                       34

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche
Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset
Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

This information must be preceded or accompanied by a current prospectus. Portfolio changes should not be considered recommendations for action by individual investors.

VIT4SA (6/30/03) MARS #24743

[OBJECT OMITTED]

Printed on recycled paper

[OBJECT OMITTED]




ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

  (a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Small Cap Index Fund

By:                                 /S/ RICHARD T. HALE
                                    -------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               AUGUST 19, 2003
                                    ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Small Cap Index Fund

By:                                 /S/ RICHARD T. HALE
                                    -------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               AUGUST 19, 2003
                                    ---------------



By:                                 /S/ CHARLES A. RIZZO
                                    ---------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               AUGUST 19, 2003
                                    ---------------